UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2010

                     Date of reporting period: June 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

ASIA PACIFIC FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 93.95%
AUSTRALIA: 5.97%
         89,500   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                  $     2,784,305
        317,300   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                     2,304,260
        353,600   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                   1,059,423
         51,300   NEWCREST MINING LIMITED (METAL MINING)                                                                 1,496,756
        830,400   PALADIN ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                            2,472,647
      1,262,200   QANTAS AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                         2,313,804
        416,107   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  4,348,527
                                                                                                                        16,779,722
                                                                                                                   ---------------
CHINA: 7.87%
      1,420,996   CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                        982,794
        536,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              2,385,083
        389,000   CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                  3,906,535
        440,000   CHINA PACIFIC INSURANCE (INSURANCE COMPANIES)+                                                         1,760,136
      4,090,000   CHINA PETROLEUM & CHEMICAL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                       3,335,281
      2,178,000   LENOVO GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          1,185,930
        966,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                           1,796,309
      2,875,500   ZHAOJIN MINING INDUSTRY COMPANY LIMITED (METAL MINING)                                                 6,779,871
                                                                                                                        22,131,939
                                                                                                                   ---------------
GERMANY: 0.49%
         34,700   ASIAN BAMBOO AG (COMMUNICATIONS)                                                                       1,363,562
                                                                                                                   ---------------
HONG KONG: 12.35%
        501,000   BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                              3,284,497
        829,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                               1,902,538
      5,181,000   CHINA LIANSU GROUP HOLDINGS (BUILDING & CONSTRUCTION PRODUCTS)+                                        1,623,450
      5,876,000   FIRST PACIFIC COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                     3,999,384
      7,866,000   FRANSHION PROPERTIES CHINA LIMITED (REAL ESTATE)                                                       2,181,941
        775,375   GREAT EAGLE HOLDINGS LIMITED (REAL ESTATE)                                                             1,987,503
      8,154,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                       3,863,959
        563,246   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                               3,327,295
      1,436,000   HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                               1,844,123
      4,265,000   KWG PROPERTY HOLDING LIMITED (REAL ESTATE)                                                             2,661,894
      2,441,000   NEO NEON HOLDINGS LIMITED (ENTERTAINMENT PRODUCTION)                                                   1,332,270
      2,786,000   SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                1,456,166
     12,872,000   SPARKLE ROLL GROUP LIMITED (PUBLISHING)+                                                               1,190,184
        173,241   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          2,389,408
        146,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                              1,668,700
                                                                                                                        34,713,312
                                                                                                                   ---------------
INDIA: 4.58%
        193,600   APOLLO HOSPITALS ENTERPRISE (HEALTH SERVICES)                                                          3,110,547
      1,317,300   INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     2,945,265
         29,200   INFOSYS TECHNOLOGIES LIMITED (BUSINESS SERVICES)                                                       1,742,163
        299,800   ITC LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                       1,955,993
        355,299   MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                            1,165,623
        458,200   MCLEOD RUSSEL INDIA LIMITED (FOOD-WHOLESALE)                                                           1,958,965
                                                                                                                        12,878,556
                                                                                                                   ---------------
INDONESIA: 2.09%
     34,940,000   PT PANIN FINANCIAL (INSURANCE COMPANIES)+                                                                704,147
      1,678,000   PP LONDON SUMATRA INDONESIA (AGRICULTURAL PRODUCTS & SERVICES)+                                        1,522,307

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

ASIA PACIFIC FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INDONESIA (continued)
      6,164,600   PT BANK DANAMON INDONESIA (DEPOSITORY INSTITUTIONS)                                              $     3,640,995
                                                                                                                         5,867,449
                                                                                                                   ---------------
JAPAN: 18.07%
          2,050   DAI ICHI MUTUAL LIFE INSURANCE (INSURANCE - LIFE)                                                      2,842,617
      1,027,000   DAIWA SECURITIES GROUP INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                              4,335,947
         13,200   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             1,490,578
         18,100   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            2,738,793
         47,000   FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                     1,358,274
            490   INPEX HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                     2,717,791
        363,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            2,784,320
         78,000   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            2,087,281
        400,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 4,994,738
        268,200   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             5,548,637
        192,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           2,672,346
        254,000   MORI SEIKI COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                  2,555,317
         76,500   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              3,116,295
        466,500   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             2,548,714
        211,200   SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                                  4,144,885
         36,000   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    1,939,217
        591,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             2,927,560
                                                                                                                        50,803,310
                                                                                                                   ---------------
LUXEMBOURG: 0.78%
      1,009,800   L' OCCITANE INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                     2,201,955
                                                                                                                   ---------------
MALAYSIA: 2.63%
        667,200   CIMB GROUP HOLDINGS (FINANCIAL SERVICES)+                                                              1,436,530
      1,583,000   GAMUDA BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                     1,549,251
      2,011,900   GENTING BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                    4,400,839
                                                                                                                         7,386,620
                                                                                                                   ---------------
MONGOLIA: 0.72%
      1,288,500   REAL GOLD MINING LIMITED (MINING)                                                                      2,035,284
                                                                                                                   ---------------
MORROCO AND ANTILLES: 0.49%
      1,055,357   BERJAYA SPORTS TOTO BERHAD (AMUSEMENT & RECREATION SERVICES)                                           1,388,496
                                                                                                                   ---------------
PHILIPPINES: 0.91%
         49,900   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY (COMMUNICATIONS)                                            2,551,620
                                                                                                                   ---------------
SINGAPORE: 16.28%
      2,266,000   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)+                                                             1,652,413
      1,000,000   CAPITALAND LIMITED (REAL ESTATE)                                                                       2,549,941
      1,289,000   CAPITAMALL TRUST (REAL ESTATE)                                                                         1,680,493
        473,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   4,590,409
        580,000   FRASER & NEAVE LIMITED (HEALTH SERVICES)                                                               2,120,904
      1,206,400   GOODPACK LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                          1,440,247
      1,667,500   HO BEE INVESTMENT LIMITED (REAL ESTATE)                                                                1,801,920
        887,000   HOTEL PROPERTIES LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                          1,572,959
        202,000   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                       4,298,663
        121,800   K-GREEN TRUST (INVESTMENT COMPANIES)                                                                      91,396
        609,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         3,676,872

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

ASIA PACIFIC FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
SINGAPORE (continued)
        471,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)                                               $     4,883,860
      2,022,000   SINGAPORE AIRPORT TERMINAL SERVICES LIMITED (BUSINESS SERVICES)                                        3,854,126
        637,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                            1,714,689
      1,209,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                  2,613,752
      2,875,000   SUPER GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                          1,808,300
        301,892   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                 4,199,879
        299,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                 1,223,374
                                                                                                                        45,774,197
                                                                                                                   ---------------
SOUTH AFRICA: 0.38%
        221,800   AQUARIUS PLATINUM LIMITED (METAL MINING)                                                               1,076,908
                                                                                                                   ---------------
SOUTH KOREA: 12.73%
        208,000   DAOU TECHNOLOGY INCORPORATED (E-COMMERCE/SERVICES)+                                                    1,259,783
         37,000   KB FINANCIAL GROUP INCORPORATED (FINANCIAL SERVICES)                                                   1,418,238
         29,300   KOLON INDUSTRIES INCORPORATED (CHEMICALS)+                                                             1,493,815
         31,700   KT&G CORPORATION (TOBACCO PRODUCTS)                                                                    1,558,399
          7,300   LG CHEM LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    1,830,771
         20,900   LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    1,589,319
        376,530   LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)+                                                                                            2,347,997
         79,600   LOCK & LOCK COMPANY LIMITED (CONSUMER PRODUCTS)                                                        2,430,048
         10,700   MEGASTUDY COMPANY LIMITED (EDUCATIONAL SERVICES)                                                       1,413,783
          4,200   POSCO (PRIMARY METAL INDUSTRIES)                                                                       1,591,425
         12,900   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                             8,091,059
         11,000   SAMSUNG LIFE INSURANCE COMPANY (HEALTH SERVICES)                                                         931,696
         44,300   SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                           1,630,644
          3,786   SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                 1,635,832
         30,800   SK ENERGY COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                    2,739,376
         29,200   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                            3,826,784
                                                                                                                        35,788,969
                                                                                                                   ---------------
TAIWAN: 5.19%
        698,920   ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             1,622,028
      1,261,000   DELTA ELECTRONICS INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                4,025,307
      1,812,402   EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                                                       1,063,187
        272,000   SIMPLO TECHNOLOGY COMPANY LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                  SERVICES)+                                                                                             1,474,161
      2,283,139   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               4,267,284
      1,463,000   WISTRON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           2,143,793
                                                                                                                        14,595,760
                                                                                                                   ---------------
THAILAND: 1.33%
        749,500   ADVANCED INFO SERVICE PCL (COMMUNICATIONS)                                                             2,007,383
      5,530,900   MINOR INTERNATIONAL PCL ADR (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       1,724,671
                                                                                                                         3,732,054
                                                                                                                   ---------------
UNITED KINGDOM: 1.09%
        118,500   BHP BILLITON PLC (COAL MINING)                                                                         3,072,529
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $272,882,534)                                                                                264,142,242
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

ASIA PACIFIC FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENT COMPANIES: 0.98%
      1,868,572   ISHARES MSCI CHINA                                                                               $     2,754,781
TOTAL INVESTMENT COMPANIES (COST $3,141,242)                                                                             2,754,781
                                                                                                                   ---------------

WARRANTS: 0.03%                                                                                       EXPIRATION
                                                                                                         DATE
        111,000   HENDERSON LAND DEVELOPMENT (+)                                                      06/01/2011            18,816
        753,090   MINOR INTERNATIONAL PCL (+)                                                         05/18/2013            55,802
TOTAL WARRANTS (COST $0)                                                                                                    74,618
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS: 5.62%
INVESTMENT COMPANIES: 5.62%                                                                   YIELD
     13,660,996   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                              0.28%                     13,660,996
      2,148,000   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)                0.35                       2,148,000

TOTAL SHORT-TERM INVESTMENTS (COST $15,808,996)                                                                         15,808,996
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $291,832,772)*                                                     100.58%                                   $   282,780,637
OTHER ASSETS AND LIABILITIES, NET                                         (0.58)                                        (1,623,850)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   281,156,787
                                                                         ------                                    ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $294,821,378 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 18,026,513
     GROSS UNREALIZED DEPRECIATION    (30,067,254)
                                     ------------
     NET UNREALIZED DEPRECIATION     $(12,040,741)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 93.27%
ARGENTINA: 0.14%
         55,635   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                         $       580,829
                                                                                                                   ---------------
AUSTRALIA: 3.13%
        179,572   AMP LIMITED (INSURANCE CARRIERS)                                                                         779,352
         26,787   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                653,448
        323,300   AWB LIMITED (AGRICULTURAL PRODUCTS & SERVICES)                                                           247,018
         76,400   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           520,732
        166,200   BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                               288,933
        209,000   CHALLENGER FINANCIAL SERVICES GROUP LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                         609,409
         19,749   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 798,403
        159,400   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                     477,579
        127,210   FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                                        602,534
        739,500   GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                        833,681
         14,010   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    430,618
        254,300   METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                                893,794
         49,169   NEWCREST MINING LIMITED (METAL MINING)                                                                 1,434,581
        397,900   PERILYA LIMITED (METAL MINING)                                                                           124,146
        166,100   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                       1,111,238
        128,500   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                               681,020
        615,200   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           1,676,879
         39,651   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                    698,907
                                                                                                                        12,862,272
                                                                                                                   ---------------
AUSTRIA: 0.10%
         14,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  389,456
                                                                                                                   ---------------
BELGIUM: 1.41%
         96,378   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                 551,478
         47,617   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                      2,289,483
         19,500   DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                            1,415,027
         10,895   DEXIA (DEPOSITORY INSTITUTIONS)                                                                           38,019
         27,900   KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                                                 1,069,413
         16,800   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                      428,313
                                                                                                                         5,791,733
                                                                                                                   ---------------
BRAZIL: 0.30%
         30,369   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                          481,652
         24,853   PETROLEO BRASILEIRO SA ADR CLASS A (OIL & GAS EXTRACTION)                                                740,619
                                                                                                                         1,222,271
                                                                                                                   ---------------
CANADA: 3.05%
         19,658   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                              1,194,813
         60,363   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                          1,365,411
         73,440   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                              2,437,307
         55,676   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                             2,985,347
         36,671   ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                             1,110,585
         19,475   GOLDCORP INCORPORATED (METAL MINING)                                                                     852,689
         42,510   PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                               952,786
         13,726   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      676,143
         21,974   SUNCOR ENERGY INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)                                     646,701
          9,802   TECK RESOURCES LIMITED CLASS B (METAL MINING)                                                            289,857
                                                                                                                        12,511,639
                                                                                                                   ---------------
CHINA: 4.97%
         27,209   BAIDU.COM INCORPORATED ADR (E-COMMERCE/SERVICES)                                                       1,852,389
      2,741,400   CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                      2,232,015

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
CHINA (continued)
        629,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                              $       421,654
        319,300   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              1,420,815
        153,680   CHINA MERCHANTS BANK COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                                373,005
        236,880   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)              789,407
         11,369   CHINA MOBILE LIMITED ADR (COMMUNICATIONS)                                                                561,742
         31,404   CTRIP.COM INTERNATIONAL LIMITED ADR (E-COMMERCE/SERVICES)                                              1,179,534
      2,108,300   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                                1,548,688
         22,471   NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)                                                         712,555
      1,495,323   SANDS CHINA LIMITED (CASINO & GAMING)                                                                  2,246,758
         71,942   SINA CORPORATION (BUSINESS SERVICES)                                                                   2,536,675
         38,600   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                646,894
         73,619   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)                                                1,713,850
      1,307,800   WYNN MACAU LIMITED (CASINO & GAMING)                                                                   2,159,821
                                                                                                                        20,395,802
                                                                                                                   ---------------
DENMARK: 0.90%
             59   A.P. MOLLER-MAERSK A/S CLASS A (WATER TRANSPORTATION)                                                    464,673
          7,285   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                  555,182
         98,674   DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                  1,898,727
         55,400   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                            755,683
                                                                                                                         3,674,265
                                                                                                                   ---------------
FINLAND: 0.68%
          6,360   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           139,606
        195,478   NOKIA OYJ (COMMUNICATIONS)                                                                             1,593,303
         16,951   SAMPO OYJ (BUSINESS SERVICES)                                                                            357,389
         43,100   TIETOENATOR OYJ (BUSINESS SERVICES)                                                                      710,502
                                                                                                                         2,800,800
                                                                                                                   ---------------
FRANCE: 8.92%
         30,833   ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                          1,427,422
          3,986   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     180,475
            910   ARKEMA (OIL & GAS EXTRACTION)                                                                             31,671
         72,538   AXA SA (INSURANCE CARRIERS)                                                                            1,108,169
         78,124   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               4,203,129
         13,841   CARREFOUR SA (FOOD STORES)                                                                               549,038
         16,900   CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                             1,282,454
         44,236   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          1,648,433
        100,157   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                           1,039,143
         10,423   ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                396,560
         65,132   FRANCE TELECOM SA (COMMUNICATIONS)                                                                     1,129,708
         13,589   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                  728,508
         14,000   LAGARDERE SCA (COMMUNICATIONS)                                                                           436,650
         13,144   LVMH MOET HENNESSY LOUIS VUITTON SA (APPAREL & TEXTILES)                                               1,430,630
        311,813   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                      1,354,030
         53,495   PERNOD-RICARD SA (FOOD & KINDRED PRODUCTS)                                                             4,149,343
          8,423   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                             1,046,330
         16,890   PUBLICIS GROUPE (BUSINESS SERVICES)                                                                      673,738
         20,500   RALLYE SA (FOOD STORES)                                                                                  621,176
         43,100   SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                   1,202,285
         60,074   SANOFI-AVENTIS (CHEMICALS & ALLIED PRODUCTS)                                                           3,618,090
         50,500   SCOR SE (INSURANCE CARRIERS)                                                                             964,517
          6,800   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               279,813
         15,000   THALES SA (TRANSPORTATION EQUIPMENT)                                                                     484,261
         33,179   TOTAL SA (OIL & GAS EXTRACTION)                                                                        1,481,070
         10,948   UNIBAIL (REAL ESTATE)                                                                                  1,784,328
         46,678   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               1,938,146

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
         71,400   VIVENDI SA (COMMUNICATIONS)                                                                      $     1,450,996
                                                                                                                        36,640,113
                                                                                                                   ---------------
GERMANY: 9.77%
         38,100   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)            1,844,607
         25,733   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                       2,546,881
         44,479   BASF AG (OIL & GAS EXTRACTION)                                                                         2,430,346
         83,593   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                 4,671,294
        125,694   DAIMLER AG (AUTOMOBILE)                                                                                6,358,289
         31,777   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                             1,784,887
         12,257   DEUTSCHE BOERSE AG (DIVERSIFIED FINANCIAL SERVICES)                                                      744,655
        185,857   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             2,709,818
         57,900   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,556,826
         15,800   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                       677,115
         17,000   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                153,336
          6,464   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             385,936
         22,352   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                              392,310
         12,172   LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                    512,337
         34,442   LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                             3,621,564
         12,929   METRO AG (FOOD STORES)                                                                                   659,657
         42,846   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                     5,379,864
         11,400   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      495,283
          6,657   RHOEN KLINIKUM AG (HEALTH SERVICES)                                                                      148,143
         13,000   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               850,666
          8,875   SAP AG (BUSINESS SERVICES)                                                                               394,647
         10,235   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      915,415
         36,500   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                               899,474
                                                                                                                        40,133,350
                                                                                                                   ---------------
HONG KONG: 2.70%
        112,355   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                      409,054
         86,942   BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                569,982
      1,024,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL PRODUCTS & SERVICES)                                   1,012,572
        127,600   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  695,607
      1,184,592   GENTING INTERNATIONAL PLC (REAL ESTATE)                                                                  979,786
         29,914   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                                470,978
      1,287,862   HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                               1,653,883
        442,000   LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      1,995,184
        381,727   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             461,387
        494,232   NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                898,731
        456,000   UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                         1,215,118
        234,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                  SIMILAR MATERIALS)                                                                                       733,292
                                                                                                                        11,095,574
                                                                                                                   ---------------
INDIA: 0.49%
         11,345   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                              714,960
         36,297   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                       1,311,774
                                                                                                                         2,026,734
                                                                                                                   ---------------
IRELAND: 2.15%
         61,024   ACCENTURE PLC (BUSINESS SERVICES)                                                                      2,358,578
         36,500   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                          38,513
        110,500   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                             89,028
        254,000   CONNEMARA GREN MARBLE DEPOSITORY INSTITUTIONS (DEPOSITORY INSTITUTIONS)(a)                                     0
         66,173   COVIDIEN LIMITED (MEDICAL EQUIPMENT & SUPPLIES)                                                        2,658,831

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
IRELAND (continued)
          411,022 EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                       $     3,574,376
           65,300 IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC (INSURANCE - LIFE)                                             120,694
                                                                                                                         8,840,020
                                                                                                                   ---------------
ISRAEL: 0.64%
        172,300   BANK HAPOALIM LIMITED (DEPOSITORY INSTITUTIONS)                                                          620,589
        319,600   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED (COMMUNICATIONS)                                     698,614
         25,279   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                        1,314,255
                                                                                                                         2,633,458
                                                                                                                   ---------------
ITALY: 1.39%
         57,500   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             383,551
        366,600   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                           1,552,244
         65,000   ENI SPA (OIL & GAS EXTRACTION)                                                                         1,193,143
        843,788   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                              2,222,278
        152,251   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        336,784
                                                                                                                         5,688,000
                                                                                                                   ---------------
JAPAN: 14.09%
         97,700   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          917,706
         18,500   ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                               225,685
         45,200   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                             1,514,457
         12,900   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               480,776
        131,000   CENTRAL GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   516,185
         83,600   COMSYS HOLDINGS CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)            748,231
          7,400   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          17,670
         51,700   CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       541,092
         54,578   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                           1,508,476
         65,500   EDION CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               498,081
         26,100   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      567,600
        197,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           820,039
         48,100   HITACHI CAPITAL CORPORATION (BUSINESS SERVICES)                                                          639,643
         50,500   HONDA MOTOR COMPANY LIMITED (AUTOMOBILE)                                                               1,483,329
      1,024,000   ISUZU MOTORS LIMITED (AUTOMOBILE)                                                                      3,077,113
        104,000   ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                       813,016
         19,600   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                     606,365
        336,900   JX HOLDINGS INCCOPORATED (HEALTH SERVICES)                                                             1,665,162
         29,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         168,236
            240   KDDI CORPORATION (COMMUNICATIONS)                                                                      1,144,004
         54,900   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 988,536
          7,400   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              114,128
         58,000   KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     837,865
         88,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                      717,830
         37,500   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            1,003,501
        279,500   MARUBENI CORPORATION (BUSINESS SERVICES)                                                               1,432,829
         25,700   MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                               769,251
         16,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               333,084
        136,300   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               1,590,045
        328,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                             662,492
        138,000   MITSUI OSK LINES LIMITED (WATER TRANSPORTATION)                                                          912,410
        938,700   MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                          1,540,229
         55,100   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     484,509
          1,200   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      352,331
        127,000   NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                                 572,271
         35,700   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              1,454,271

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
        430,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                             $     1,567,036
        105,000   NISSAN SHATAI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 687,922
         15,300   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                1,318,846
         88,000   NKSJ HOLDINGS INCORPORATED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                  526,517
        147,300   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               804,771
            600   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 908,573
         11,100   ONO PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                     449,970
          5,040   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    365,122
         16,200   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      393,848
        189,000   SANKYU INCORPORATED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                         754,268
        137,000   SANWA SHUTTER CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       413,092
          3,000   SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               20,645
        341,200   SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                       533,238
        154,800   SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                            1,545,987
        474,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             2,781,215
         48,900   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                      1,383,984
         85,127   SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                                  1,670,652
         37,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                1,619,314
         15,300   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 837,249
         15,400   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      829,554
        172,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               852,014
        218,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 879,416
        146,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      471,520
         28,800   TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                                    989,529
         18,900   TSURUHA HOLDINGS INCORPORATED (GENERAL MERCHANDISE STORES)                                               669,918
         13,200   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                     1,488,515
          3,492   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                              1,391,823
                                                                                                                        57,872,986
                                                                                                                   ---------------
LUXEMBOURG: 0.07%
          9,798   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                 262,800
                                                                                                                   ---------------
NETHERLANDS: 5.97%
         60,500   AEGON NV (INSURANCE CARRIERS)                                                                            321,365
         29,292   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            1,522,450
        258,832   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               7,123,019
         16,594   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                 471,113
         35,200   CSM (FOOD & KINDRED PRODUCTS)                                                                          1,045,385
        455,696   ING GROEP NV (FINANCIAL SERVICES)                                                                      3,372,383
         39,060   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                       483,168
         29,000   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                       1,152,807
         14,603   KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                               436,075
         18,900   KONINKLIJKE TEN CATE NV (EDUCATIONAL SERVICES)                                                           412,772
         58,327   NEW WORLD RESOURCES NV (ENERGY)                                                                          600,057
         13,700   NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                             735,657
         45,707   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                               1,796,065
         76,845   TNT NV (TRANSPORTATION SERVICES)                                                                       1,935,503
         59,414   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  1,622,549
        105,011   USG PEOPLE NV (BUSINESS SERVICES)                                                                      1,476,980
                                                                                                                        24,507,348
                                                                                                                   ---------------
NORWAY: 0.61%
         93,700   ATEA ASA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                               543,427
         80,700   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                    776,189
         30,300   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    583,724

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
NORWAY (continued)
         47,659   TELENOR ASA (COMMUNICATIONS)                                                                     $       600,375
                                                                                                                         2,503,715
                                                                                                                   ---------------
PORTUGAL: 0.16%
         51,000   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                        201,235
         44,700   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                446,774
                                                                                                                           648,009
                                                                                                                   ---------------
RUSSIA: 0.19%
         18,578   GAZPROM  ADR (OIL & GAS EXTRACTION)                                                                      349,502
          8,257   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        424,845
                                                                                                                           774,347
                                                                                                                   ---------------
SINGAPORE: 0.61%
         57,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     553,178
        389,790   MOBILONE LIMITED (COMMUNICATIONS)                                                                        593,261
        216,400   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                  1,362,695
                                                                                                                         2,509,134
                                                                                                                   ---------------
SOUTH KOREA: 0.41%
            510   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            532,367
          3,152   NHN CORPORATION (INTERNET SOFTWARE)                                                                      468,794
          1,108   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                               694,953
                                                                                                                         1,696,114
                                                                                                                   ---------------
SPAIN: 2.46%
         74,896   AMADEUS IT HOLDING SA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                     1,190,625
        103,200   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           1,063,261
        273,322   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           2,866,104
         74,778   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      305,799
         39,795   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             2,269,164
         66,200   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   1,335,920
         57,259   TELEFONICA SA (COMMUNICATIONS)                                                                         1,060,704
                                                                                                                        10,091,577
                                                                                                                   ---------------
SWEDEN: 1.55%
         71,200   BOLIDEN AB (METAL MINING)                                                                                786,949
         24,340   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                 668,921
         59,800   SAAB AB (TRANSPORTATION EQUIPMENT)                                                                       679,503
        109,336   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         1,333,674
         32,454   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               469,531
         48,700   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                   572,777
         34,700   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                          848,896
         39,215   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                    359,863
         59,300   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 657,768
                                                                                                                         6,377,882
                                                                                                                   ---------------
SWITZERLAND: 9.35%
         38,890   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                            677,098
         16,305   ADECCO SA (BUSINESS SERVICES)                                                                            777,859
         13,300   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                 925,760
         40,872   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                517,538

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
SWITZERLAND (continued)
         32,542   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       $     1,136,115
         99,204   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                          3,729,797
          1,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                              553,895
            456   GIVAUDAN SA (CHEMICALS & ALLIED PRODUCTS)                                                                387,296
         48,696   HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                3,259,797
        165,230   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    7,967,198
         66,130   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,204,865
            348   RIETER HOLDING AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                88,391
         31,543   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                        4,341,630
          4,897   ROCHE HOLDINGS AG - BEARER SHARES (CHEMICALS & ALLIED PRODUCTS)                                          711,536
          6,790   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                   1,914,949
         11,200   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                   460,188
          3,400   SWISSCOM AG (COMMUNICATIONS)                                                                           1,152,666
        173,525   UBS AG (DIVERSIFIED FINANCIAL SERVICES)                                                                2,298,825
          2,200   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           526,123
          3,587   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 422,607
         15,227   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                      3,356,237
                                                                                                                        38,410,370
                                                                                                                   ---------------
TAIWAN: 0.44%
         42,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               586,226
        125,549   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                1,225,358
                                                                                                                         1,811,584
                                                                                                                   ---------------
UNITED KINGDOM: 16.08%
        101,100   AMLIN PLC (INSURANCE CARRIERS)                                                                           581,877
         26,741   ANGLO AMERICAN PLC (COAL MINING)                                                                         931,795
         81,537   ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                948,653
        513,281   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                             684,663
         71,473   ASTRAZENECA PLC (PHARMACEUTICALS)                                                                      3,369,653
         93,600   AVIVA PLC (INSURANCE CARRIERS)                                                                           434,977
        164,300   BAE SYSTEMS PLC (AEROSPACE, DEFENSE)                                                                     764,688
        619,383   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 2,472,270
         33,432   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      497,229
         43,927   BHP BILLITON PLC (COAL MINING)                                                                         1,138,963
        510,288   BP PLC (OIL & GAS EXTRACTION)                                                                          2,442,833
        129,100   BRADFORD & BINGLEY PLC (DEPOSITORY INSTITUTIONS) (a)                                                           0
         43,175   BRIT INSURANCE HOLDINGS NV (INSURANCE CARRIERS)                                                          581,613
        165,429   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                              480,616
        811,900   BT GROUP PLC (COMMUNICATIONS)                                                                          1,567,207
         84,108   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             949,883
        152,700   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         673,868
         90,434   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               519,835
         65,556   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                   1,029,748
        144,000   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       805,827
        253,300   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   455,693
        453,202   GAME GROUP PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          430,494
        197,235   GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                                                  3,349,220
         71,400   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                                416,294
        807,662   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    1,101,889
        208,100   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                           660,821
        592,483   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            5,426,359
         93,100   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         948,574
         50,569   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                          1,412,932
         50,506   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   795,980
         21,031   INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                   450,851
        100,350   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    359,249
        821,880   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     2,574,591

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
UNITED KINGDOM (continued)
        762,022   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                   $       601,591
        465,700   LOGICACMG PLC (BUSINESS SERVICES)                                                                        755,339
        317,490   MARSTON'S PLC (FOOD & KINDRED PRODUCTS)                                                                  437,994
        254,100   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                    1,184,091
         12,880   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    384,011
        348,700   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             225,892
        518,700   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      794,154
         12,676   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                    589,616
         22,331   RIO TINTO PLC (METAL MINING)                                                                             980,652
        162,400   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            288,098
        665,209   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               405,125
         63,009   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   1,590,099
        141,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   3,408,070
         15,239   SABMILLER PLC (EATING & DRINKING PLACES)                                                                 427,309
         98,897   SAVILLS PLC (SOCIAL SERVICES)                                                                            405,721
        178,969   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                       1,690,819
         69,000   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               794,566
         22,590   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         550,076
        137,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                921,372
        708,122   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    3,994,809
        233,700   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                          618,575
          4,500   TOMKINS PLC (BUSINESS SERVICES)                                                                           15,114
         38,385   TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                            417,558
      1,380,254   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    2,844,002
         99,900   WH SMITH PUBLIC LIMITED CORPORATION (GENERAL MERCHANDISE STORES)                                         609,096
         86,152   WPP PLC (COMMUNICATIONS)                                                                                 811,593
         78,741   XSTRATA PLC (METAL MINING)                                                                             1,031,087
                                                                                                                        66,035,574
                                                                                                                   ---------------
UNITED STATES: 0.54%
         48,385   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                         2,217,968
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $418,058,379)                                                                                383,005,724
                                                                                                                   ---------------
                                                                                           DIVIDEND
PREFERRED STOCKS: 0.63%                                                                      YIELD
         38,934   FRESENIUS AG (HEALTHCARE)                                                  1.31%                       2,571,671
TOTAL PREFERRED STOCKS (COST $2,218,139)                                                                                 2,571,671
                                                                                                                   ---------------
INVESTMENT COMPANIES: 0.26%
         22,773   ISHARES MSCI EAFE INDEX FUND                                                                           1,059,172
TOTAL INVESTMENT COMPANIES (COST $1,116,726)                                                                             1,059,172
                                                                                                                   ---------------
SHORT-TERM INVESTMENTS: 4.50%
INVESTMENT COMPANIES: 4.50%                                                                  YIELD
     18,501,757   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                             0.28%                      18,501,757
TOTAL SHORT-TERM INVESTMENTS (COST $18,501,757)                                                                         18,501,757
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $439,895,001)*                                                      98.66%                                       405,138,324
OTHER ASSETS AND LIABILITIES, NET                                          1.34                                          5,517,938
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   410,656,262
                                                                         ------                                    ---------------

(l)  INVESTMENT IN AN AFFILIATE.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND)

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $456,535,773 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 23,595,816
     GROSS UNREALIZED DEPRECIATION    (74,993,265)
                                     ------------
     NET UNREALIZED DEPRECIATION     $(51,397,449)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 77.77%
AUSTRALIA: 0.48%
         21,000   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                  $       653,301
                                                                                                                   ---------------
BRAZIL: 11.54%
         37,200   CIA DE CONCESSOES RODOVIARIAS (TRANSPORTATION SERVICES)                                                  770,380
        166,900   ECORODOVIAS INFRAESTRUTURA LOGISTICA SA (TRANSPORTATION SERVICES)+                                       922,804
         90,000   ITAU UNIBANCO HOLDING SA DEPOSITORY RECEIPT (BANKING)(a)                                               1,628,190
        147,000   LIGHT SA (ELECTRIC DISTRIBUTION, TRANSMISSION)                                                         1,711,878
        197,700   MAGNESITA REFRATARIOS SA (METAL MINING)+                                                               1,139,102
         80,400   PETROLEO BRASILEIRO SA ADR (OIL & GAS EXTRACTION)<<                                                    2,759,328
         56,700   PETROLEO BRASILEIRO SA ADR CLASS A (OIL & GAS EXTRACTION)                                              1,689,660
        197,000   ROSSI RESIDENCIAL SA (REAL ESTATE)+                                                                    1,419,928
         69,200   SLC AGRICOLA SA (FOOD-MEAT PRODUCTS)                                                                     513,729
        132,000   VALE SA DEPOSITORY RECEIPT (METAL MINING)<<                                                            3,214,200
                                                                                                                        15,769,199
                                                                                                                   ---------------
CHINA: 9.92%
        103,507   AIRMEDIA GROUP INCORPORATED ADR (BUSINESS SERVICES)+                                                     322,942
      4,421,000   BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                        2,253,961
      1,083,000   CHINA DONGXIANG GROUP COMPANY (APPAREL & ACCESSORY STORES)                                               730,169
        327,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              1,455,078
        272,500   CHINA MOBILE LIMITED (COMMUNICATIONS)                                                                  2,736,583
        192,200   CHINA PACIFIC INSURANCE (INSURANCE COMPANIES)+                                                           768,859
      1,420,000   CHINA PETROLEUM & CHEMICAL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                       1,157,970
      2,489,000   GOME ELECTRICAL APPLIANCES (CHEMICALS & ALLIED PRODUCTS)                                                 760,742
      1,952,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                                1,433,875
         23,800   MINDRAY MEDICAL INTERNATIONAL LIMITED ADR (MEDICAL EQUIPMENT & SUPPLIES)<<                               747,796
        504,500   ZHAOJIN MINING INDUSTRY COMPANY LIMITED (METAL MINING)                                                 1,189,513
                                                                                                                        13,557,488
                                                                                                                   ---------------
EGYPT: 0.75%
         86,419   COMMERCIAL INTERNATIONAL BANK (DEPOSITORY INSTITUTIONS)+                                               1,024,860
                                                                                                                   ---------------
HONG KONG: 6.88%
        464,300   AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   667,809
      1,699,000   CHINA LIANSU GROUP HOLDINGS LIMITED (BUILDING & CONSTRUCTION PRODUCTS)+                                  532,376
      1,439,000   CNOOC LIMITED (OIL & GAS EXTRACTION)                                                                   2,472,591
      3,692,000   FRANSHION PROPERTIES CHINA LIMITED (REAL ESTATE)                                                       1,024,120
      1,724,000   HENGDELI HOLDINGS LIMITED (METAL MINING)                                                                 750,537
        693,000   HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                                 889,956
      2,223,500   KWG PROPERTY HOLDING LIMITED (REAL ESTATE)                                                             1,387,742
        149,000   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                           1,075,370
        827,000   SINO-OCEAN LAND HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                    602,177
                                                                                                                         9,402,678
                                                                                                                   ---------------
INDIA: 2.86%
         52,100   ABB LIMITED INDIA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)+                       962,721
         26,383   APOLLO HOSPITALS ENTERPRISE (HEALTH SERVICES)                                                            423,892
        209,200   ITC LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                       1,364,889
        138,100   MCLEOD RUSSEL INDIA LIMITED (FOOD-WHOLESALE)                                                             590,426
         55,200   TATA STEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                            571,467
                                                                                                                         3,913,395
                                                                                                                   ---------------
ISRAEL: 1.36%
        317,900   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED (COMMUNICATIONS)                                     694,898

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
ISRAEL (continued)
        111,800   ISRAEL CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           $     1,164,696
                                                                                                                         1,859,594
                                                                                                                   ---------------
KAZAKHSTAN: 0.50%
         87,000   JSC HALYK BANK (DEPOSITORY INSTITUTIONS)                                                                 681,910
                                                                                                                   ---------------
MALAYSIA: 0.86%
        535,900   GENTING BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                    1,172,230
                                                                                                                   ---------------
MEXICO: 5.60%
        562,700   AMERICA MOVIL SAB DE CV (COMMUNICATIONS)                                                               1,331,366
        249,900   DESARROLLADORA HOMEX S.A. DE CV (HOUSEHOLD PRODUCTS, WARE)+                                            1,050,183
        868,500   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)+                                                                                   2,050,869
        113,100   GRUPO TELEVISA SA ADR (COMMUNICATIONS)<<                                                               1,969,071
        258,900   PROMOTORA AMBIENTAL SAB DE CV (PETROLEUM REFINING & RELATED INDUSTRIES)+                                 238,020
        454,600   WAL-MART DE MEXICO SAB DE CV (GENERAL MERCHANDISE STORES)                                              1,007,055
                                                                                                                         7,646,564
                                                                                                                   ---------------
MONGOLIA: 0.48%
        417,000   REAL GOLD MINING LIMITED (MINING)                                                                        658,683
                                                                                                                   ---------------
PANAMA: 0.48%
         31,900   INTERGROUP FINANCIAL  SERVICES CORPORATION (DIVERSIFIED FINANCIAL SERVICES)                              661,287
                                                                                                                   ---------------
PHILIPPINES: 1.05%
         48,370   GLOBE TELECOM INCORPORATED (COMMUNICATIONS)                                                              922,212
      8,787,000   METRO PACIFIC INVESTMENTS CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)+                              515,466
                                                                                                                         1,437,678
                                                                                                                   ---------------
POLAND: 0.63%
         80,046   PKO BANK POLSKI SA (DEPOSITORY INSTITUTIONS)                                                             853,804
                                                                                                                   ---------------
RUSSIA: 5.83%
        105,400   GAZPROM OAO ADR (OIL & GAS EXTRACTION)                                                                 1,984,500
        134,500   LSR GROUP (REAL ESTATE)                                                                                1,011,140
         13,400   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        690,100
         50,900   MECHEL ADR (PRIMARY METAL INDUSTRIES)                                                                    923,326
         70,900   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)<<                                                              1,358,444
        831,300   SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                                           1,997,238
                                                                                                                         7,964,748
                                                                                                                   ---------------
SOUTH AFRICA: 5.47%
         83,791   ABSA GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                           1,319,730
        139,485   FOSCHINI LIMITED (MISCELLANEOUS RETAIL)                                                                1,174,323
         45,300   IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                        1,054,315
         16,500   KUMBA IRON ORE LIMITED (COAL MINING)                                                                     682,042
         44,200   MTN GROUP LIMITED (COMMUNICATIONS)                                                                       579,247
         19,030   SASOL LIMITED (OIL & GAS EXTRACTION)                                                                     676,053
        149,616   STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                  1,984,071
                                                                                                                         7,469,781
                                                                                                                   ---------------
SOUTH KOREA: 11.71%
          9,600   DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                      587,425
          7,378   HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 863,290

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
SOUTH KOREA (continued)
         24,300   KB FINANCIAL GROUP INCORPORATED (FINANCIAL SERVICES)                                             $       931,437
         14,800   KIWOOM SECURITIES COMPANY (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                 495,458
         14,300   KOLON INDUSTRIES INCORPORATED (CHEMICALS)+                                                               729,063
         21,900   KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                     565,127
          5,100   LG CHEM LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    1,279,032
          9,200   LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      699,604
        106,360   LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)+                                                                                              663,248
          4,200   ORION CORPORATION (FOOD & KINDRED PRODUCTS)+                                                           1,263,885
          1,600   POSCO (PRIMARY METAL INDUSTRIES)                                                                         606,257
          4,850   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                             3,041,987
          3,400   SAMSUNG LIFE INSURANCE COMPANY (HEALTH SERVICES)                                                         287,979
         29,198   SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                           1,074,752
          1,630   SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   704,280
         10,700   SK ENERGY COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                      951,666
          9,600   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                            1,258,121
                                                                                                                        16,002,611
                                                                                                                   ---------------
TAIWAN: 9.46%
        592,980   ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             1,376,166
        779,000   AU OPTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      689,758
      1,296,000   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                  708,139
         94,000   CTCI CORPORATION (ENGINEERING CONSTRUCTION)                                                               92,025
        536,000   DELTA ELECTRONICS INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                1,710,995
      1,673,841   EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                                                         981,905
      2,456,740   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                     1,311,421
        202,400   HON HAI PRECISION INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   709,447
        640,110   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                        1,385,355
      1,404,130   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                               2,624,379
        662,940   UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                728,508
        420,000   WISTRON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             615,443
                                                                                                                        12,933,541
                                                                                                                   ---------------
THAILAND: 0.60%
        308,100   ADVANCED INFO SERVICE PCL (COMMUNICATIONS)                                                               825,183
                                                                                                                   ---------------
TURKEY: 0.82%
        267,800   TURKIYE GARANTI BANKASI AS (INSURANCE AGENTS, BROKERS & SERVICE)                                       1,114,485
                                                                                                                   ---------------
UNITED STATES: 0.49%
        129,100   CHINA INFORMATION SECURITY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<+                                 671,321
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $109,637,304)                                                                                106,274,341
                                                                                                                   ---------------
YANKEE CORPORATE BONDS: 0.12%
BRAZIL: 0.12%
        303,000   LUPATECH COVERTIBLE BOND SERIES 1 (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)(i)(a)                                                                         168,667
                                                                                                                   ---------------
TOTAL YANKEE CORPORATE BONDS (COST $160,710)                                                                               168,667
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

                                                                                                      EXPIRATION
     SHARES       SECURITY NAME                                                                          DATE           VALUE
---------------   ---------------------------------------------------------------------------------   ----------   ---------------
WARRANTS: 0.01%
        253,000   MINOR INTERNATIONAL PCL (+)                                                         05/18/2013   $        18,747
TOTAL WARRANTS (COST $0)                                                                                                    18,747
                                                                                                                   ---------------
                                                                                           DIVIDEND
                                                                                             YIELD
PREFERRED STOCKS: 4.72%
        106,000   AES TIETE SA (ELECTRIC, DISTRIBUTION, TRANSMISSION)                          9.30%                     1,218,560
        128,650   BANCO BRADESCO SA (DEPOSITORY INSTITUTIONS)                                  0.57                      2,003,519
        108,120   BANCO ITAU HOLDING FINANCEIRA SA (DEPOSITORY INSTITUTIONS)                   0.39                      1,946,759
         97,800   GERDAU SA (PRIMARY METAL INDUSTRIES)                                         2.24                      1,278,176
TOTAL PREFERRED STOCKS (COST $6,896,664)                                                                                 6,447,014
                                                                                                                   ---------------
INVESTMENT COMPANIES: 0.71%
        657,907   ISHARES MSCI CHINA                                                                                       969,933
TOTAL INVESTMENT COMPANIES (COST $1,123,704)                                                                               969,933
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
   PRINCIPAL                                                                                 RATE        DATE

SHORT-TERM INVESTMENTS: 14.36%
CORPORATE BONDS & NOTES: 0.11%
$       132,999   GRYPHON FUNDING LIMITED)(i)(a)                                             0.00%    08/05/2010            53,359
        173,017   VFNC CORPORATION+++/-(i)(a)                                                0.35     09/29/2011            96,889
                                                                                                                           150,248

    SHARES                                                                                   YIELD

INVESTMENT COMPANIES: 14.25%
      9,494,019   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                             0.28%                       9,494,019
      9,975,050   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)               0.35                        9,975,050
                                                                                                                        19,469,069
TOTAL SHORT-TERM INVESTMENTS ($19,607,252)                                                                              19,619,317
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $137,425,634)*                                                      97.69%                                       133,498,019
OTHER ASSETS AND LIABILITIES, NET                                          2.31                                          3,156,600
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   136,654,619
                                                                         ------                                    ---------------

+    NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(i)  ILLIQUID SECURITY.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $137,734,522 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:


     GROSS UNREALIZED APPRECIATION   $  9,406,590
     GROSS UNREALIZED DEPRECIATION    (13,643,093)
                                     ------------
     NET UNREALIZED DEPRECIATION     $ (4,236,503)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 91.92%
ARGENTINA: 0.44%
          1,367   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                         $        14,271
                                                                                                                   ---------------
AUSTRALIA: 3.61%
          4,488   AMP LIMITED (INSURANCE CARRIERS)                                                                          19,478
            669   ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                 16,320
            494   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                  19,971
            350   MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     10,758
          1,189   NEWCREST MINING LIMITED (METAL MINING)                                                                    34,691
            954   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                     16,816
                                                                                                                           118,034
                                                                                                                   ---------------
BELGIUM: 1.01%
          2,314   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                  13,241
            411   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                         19,761
                                                                                                                            33,002
                                                                                                                   ---------------
BRAZIL: 0.36%
            750   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)<<                                                         11,895
                                                                                                                   ---------------
CANADA: 7.23%
            491   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                                 29,843
          1,483   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                             33,545
          1,820   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                 60,402
            916   ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                                27,741
            487   GOLDCORP INCORPORATED (METAL MINING)                                                                      21,323
          1,062   PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                                23,803
            343   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                      16,896
            534   SUNCOR ENERGY INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)                                      15,716
            238   TECK RESOURCES LIMITED CLASS B (METAL MINING)                                                              7,038
                                                                                                                           236,307
                                                                                                                   ---------------
CHINA: 4.64%
         16,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                  COMPUTER EQUIPMENT)                                                                                       10,726
            284   CHINA MOBILE LIMITED ADR (COMMUNICATIONS)<<                                                               14,032
            562   NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+                                                         17,821
          1,704   SINA CORPORATION (BUSINESS SERVICES)+                                                                     60,083
            500   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                  8,379
          1,743   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)<<+                                                40,577
                                                                                                                           151,618
                                                                                                                   ---------------
DENMARK: 0.66%
              1   A.P. MOLLER-MAERSK A/S CLASS A (WATER TRANSPORTATION)                                                      7,876
            182   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                   13,870
                                                                                                                            21,746
                                                                                                                   ---------------
FINLAND: 0.64%
          1,526   NOKIA OYJ (COMMUNICATIONS)                                                                                12,438
            410   SAMPO OYJ (BUSINESS SERVICES)                                                                              8,644
                                                                                                                            21,082
                                                                                                                   ---------------
FRANCE: 6.79%
             93   ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       4,211

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
          1,161   AXA SA (INSURANCE CARRIERS)                                                                      $        17,737
            413   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  22,220
            335   CARREFOUR SA (FOOD STORES)                                                                                13,289
            332   COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             12,372
            593   FRANCE TELECOM SA (COMMUNICATIONS)                                                                        10,286
            331   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                   17,745
            312   LVMH MOET HENNESSY LOUIS VUITTON SA (APPAREL & TEXTILES)                                                  33,959
            163   PERNOD-RICARD SA (FOOD & KINDRED PRODUCTS)                                                                12,643
            200   PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                                24,845
            401   PUBLICIS GROUPE (BUSINESS SERVICES) <<                                                                    15,996
            408   SANOFI-AVENTIS (CHEMICALS & ALLIED PRODUCTS)                                                              24,573
            269   TOTAL SA (OIL & GAS EXTRACTION)                                                                           12,008
                                                                                                                           221,884
                                                                                                                   ---------------
GERMANY: 9.21%
            905   ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)               43,815
            191   ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                          18,904
            304   BASF AG (OIL & GAS EXTRACTION)                                                                            16,611
            379   BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                    21,179
          1,389   DAIMLER AG (AUTOMOBILE)                                                                                   70,263
            197   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                11,065
            306   DEUTSCHE BOERSE AG (DIVERSIFIED FINANCIAL SERVICES)                                                       18,591
            162   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               9,672
            558   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                                9,794
            289   LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                     12,164
            316   METRO AG (FOOD STORES)                                                                                    16,123
            160   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                        20,090
            222   SAP AG (BUSINESS SERVICES)                                                                                 9,872
            256   SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       22,897
                                                                                                                           301,040
                                                                                                                   ---------------
HONG KONG: 0.34%
            700   HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES)                                                                                                 11,021
                                                                                                                   ---------------
IRELAND: 0.55%
          2,087   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                18,149
                                                                                                                   ---------------
ISRAEL: 0.54%
            342   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                           17,781
                                                                                                                   ---------------
ITALY: 0.25%
          3,636   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          8,043
                                                                                                                   ---------------
JAPAN: 14.64%
            300   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                11,181
         24,000   ISUZU MOTORS LIMITED (AUTOMOBILE)                                                                         72,120
          1,400   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  25,209
            900   MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               24,084
          3,000   MITSUI OSK LINES LIMITED (WATER TRANSPORTATION)                                                           19,835
         11,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                      40,087
          2,000   NKSJ HOLDINGS INCORPORATED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                   11,966
          3,600   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                19,669
            120   ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      8,693
         12,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                70,411
            400   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  21,889
            400   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                       21,547
          4,000   TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                19,814

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
          5,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)         $        20,170
            700   TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                                     24,051
            300   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                        33,830
             86   YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                                 34,277
                                                                                                                           478,833
                                                                                                                   ---------------
LUXEMBOURG: 0.20%
            239   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                                   6,410
                                                                                                                   ---------------
NETHERLANDS: 6.40%
          1,156   ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  31,813
            403   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                  11,441
          1,387   ING GROEP NV (FINANCIAL SERVICES)                                                                         10,265
            955   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                        11,813
            353   KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                10,541
          1,418   NEW WORLD RESOURCES NV (ENERGY)                                                                           14,588
          1,090   RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                                  42,832
          1,468   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                     40,090
          2,553   USG PEOPLE NV (BUSINESS SERVICES)                                                                         35,908
                                                                                                                           209,291
                                                                                                                   ---------------
NORWAY: 0.46%
          1,191   TELENOR ASA (COMMUNICATIONS)                                                                              15,003
                                                                                                                   ---------------
RUSSIA: 0.57%
            464   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                         8,729
            196   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         10,088
                                                                                                                            18,817
                                                                                                                   ---------------
SINGAPORE: 0.30%
          1,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                       9,705
                                                                                                                   ---------------
SOUTH KOREA: 0.93%
             13   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                             13,570
             27   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                                16,935
                                                                                                                            30,505
                                                                                                                   ---------------
SPAIN: 1.66%
          1,191   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              12,489
          1,820   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        7,443
            343   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                19,558
            801   TELEFONICA SA (COMMUNICATIONS)                                                                            14,838
                                                                                                                            54,328
                                                                                                                   ---------------
SWEDEN: 1.14%
            608   HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                  16,709
            811   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                11,733
            949   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                      8,709
                                                                                                                            37,151
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
SWITZERLAND: 9.68%
            942   ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                    $        16,401
            787   COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                27,476
            899   CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                             33,800
             11   GIVAUDAN SA (CHEMICALS & ALLIED PRODUCTS)                                                                  9,343
          1,428   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       68,856
            314   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 15,217
            325   ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                           44,734
            161   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                      45,406
          1,324   UBS AG (DIVERSIFIED FINANCIAL SERVICES)                                                                   17,540
            171   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                         37,691
                                                                                                                           316,464
                                                                                                                   ---------------
TAIWAN: 0.43%
          1,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                                13,958
                                                                                                                   ---------------
UNITED KINGDOM: 19.24%
            642   ANGLO AMERICAN PLC (COAL MINING)+                                                                         22,371
          1,976   ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                 22,990
         12,827   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                              17,110
            324   ASTRAZENECA PLC (PHARMACEUTICALS)                                                                         15,275
          8,515   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    33,988
            826   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                       12,285
          1,064   BHP BILLITON PLC (COAL MINING)                                                                            27,588
          4,124   BP PLC (OIL & GAS EXTRACTION)                                                                             19,742
          4,134   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                               12,010
          2,102   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              23,739
          2,147   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                12,341
         10,827   GAME GROUP PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           10,285
          2,164   GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                                                     36,747
         19,554   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       26,677
          6,388   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               58,359
          1,262   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    19,889
            526   INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                    11,276
          2,467   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      8,832
          3,172   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         9,936
         18,723   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            14,781
            322   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                      9,600
            317   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                     14,745
            553   RIO TINTO PLC (METAL MINING)                                                                              24,285
         16,624   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                10,124
          1,556   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      39,267
            373   SABMILLER PLC (EATING & DRINKING PLACES)                                                                  10,459
          2,472   SAVILLS PLC (SOCIAL SERVICES)                                                                             10,141
            536   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                          13,052
            959   TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                             10,432
         12,817   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       26,409
          2,045   WPP PLC (COMMUNICATIONS)                                                                                  19,265
          1,908   XSTRATA PLC (METAL MINING)                                                                                24,984
                                                                                                                           628,984
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $2,813,071)                                                                                    3,005,322
                                                                                                                   ---------------
                                                                                           DIVIDEND
PREFERRED STOCKS: 1.94%                                                                      YIELD
            962   FRESENIUS AG (HEALTHCARE)                                                  1.31%                          63,542
TOTAL PREFERRED STOCKS (COST $51,877)                                                                                       63,542
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENT COMPANIES: 0.84%
            587   ISHARES MSCI EAFE INDEX FUND                                                                     $        27,301
TOTAL INVESTMENT COMPANIES (COST $31,349)                                                                                   27,301
                                                                                                                   ---------------
SHORT-TERM INVESTMENTS: 3.85%
INVESTMENT COMPANIES: 3.85%                                                                 YIELD
         47,205   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                             0.28%                          47,205
         78,779   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(l)(v)(u)               0.35                           78,779
TOTAL SHORT-TERM INVESTMENTS (COST $125,984)                                                                               125,984
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,022,281)*                                                        98.55%                                         3,222,149
OTHER ASSETS AND LIABILITIES, NET                                          1.45                                             47,261
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $     3,269,410
                                                                         ------                                    ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,110,935 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 369,683
     GROSS UNREALIZED DEPRECIATION    (258,469)
                                     ---------
     NET UNREALIZED APPRECIATION     $ 111,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - June 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - June 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management"), and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are valued based upon the amortized cost valuation technique.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - June 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

As of June 30, 2010, the Emerging Markets Equity Fund owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Fund's securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund pursuant to loans of the Fund's securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                                Restructure    % of Net
                               SIVs ($Value)    Assets
                               -------------   --------
Emerging Markets Equity Fund      $150,248       0.11%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Funds' assets, which are carried at fair value, were as follow:

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - June 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      SIGNIFICANT
                                                 SIGNIFICANT OTHER   UNOBSERVABLE
                                 QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES           LEVEL 1           LEVEL 2           LEVEL 3         TOTAL
------------------------------   -------------   -----------------   ------------   ------------
ASIA PACIFIC FUND
   EQUITY SECURITIES
      COMMON STOCKS               $         0       $264,142,242      $        0    $264,142,242
      INVESTMENT COMPANIES          2,754,781                                       $  2,754,781
      WARRANTS                         55,802             18,816               0          74,618
   INVESTMENT COMPANIES            13,660,996          2,148,000               0      15,808,996
                                  -----------       ------------      ----------    ------------
                                  $13,716,798       $266,309,058      $        0    $282,780,637
                                  ===========       ============      ==========    ============
EMERGING MARKETS EQUITY FUND
   EQUITY SECURITIES
      COMMON STOCKS               $26,068,439       $ 78,577,712      $1,628,190    $106,274,341
      PREFERRED STOCKS                      0          6,447,014               0       6,447,014
      INVESTMENT COMPANIES            969,933                  0               0         969,933
      WARRANTS                         18,747                  0               0          18,747
   CORPORATE BONDS AND NOTES                0                  0         150,248         150,248
   YANKEE CORPORATE BONDS                   0                  0         168,667         168,667
   INVESTMENT COMPANIES             9,494,019          9,975,050               0      19,469,069
                                  -----------       ------------      ----------    ------------
                                  $36,551,138       $ 94,999,776      $1,947,105    $133,498,019
                                  ===========       ============      ==========    ============
DIVERSIFIED INTERNATIONAL FUND
   EQUITY SECURITIES
      COMMON STOCKS               $36,255,007       $346,750,717      $        0    $383,005,724
      PREFERRED STOCKS                      0          2,571,671               0       2,571,671
      INVESTMENT COMPANIES          1,059,172                  0               0       1,059,172
   INVESTMENT COMPANIES            18,501,757                  0               0      18,501,757
                                  -----------       ------------      ----------    ------------
                                  $55,815,936       $349,322,388      $        0    $405,138,324
                                  ===========       ============      ==========    ============
INTERNATIONAL CORE FUND
   EQUITY SECURITIES
      COMMON STOCKS               $   462,869       $  2,542,453      $        0    $  3,005,322
      PREFERRED STOCKS                      0             63,542               0          63,542
      INVESTMENT COMPANIES             27,301                  0               0          27,301
   INVESTMENT COMPANIES                47,205             78,779               0         125,984
                                  -----------       ------------      ----------    ------------
                                  $   537,375       $  2,684,774      $        0    $  3,222,149
                                  ===========       ============      ==========    ============

As of June 30, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                             Significant
                                                Other       Significant
                                   Quoted    Observable    Unobservable
                                   Prices      Inputs         Inputs
Other financial instruments      (Level 1)    (level 2)      (Level 3)       Total
------------------------------   ---------   -----------   ------------   ----------
DIVERSIFIED INTERNATIONAL FUND
   Forward contracts                 $0       $(140,630)        $0        $(140,630)
INTERNATIONAL CORE FUND
   Forward contracts                  0          (4,907)         0           (4,907)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - June 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

ASIA PACIFIC FUND

                                                             COMMON
                                                             STOCKS
                                                          -----------
   BALANCE AS SEPTEMBER 30, 2009                          $ 1,890,104
      Accrued discounts (premiums)                                  0
      Realized gain (loss)                                     (8,052)
      Change in unrealized appreciation (depreciation)              0
      Net purchases (sales)                                (1,882,052)
      Transfer in (out) of Level 3                                  0
   BALANCE AS OF JUNE 30, 2010                            $         0
                                                          -----------
Change in unrealized appreciation related to securities
   still held at June 30, 2010.                           $         0
                                                          -----------

EMERGING MARKETS EQUITY FUND

                                                            YANKEE    CORPORATE
                                                          CORPORATE   BONDS AND     COMMON
                                                            BONDS       NOTES       STOCKS
                                                          ---------   ---------   ----------
   BALANCE AS SEPTEMBER 30, 2009                          $175,042    $ 133,696   $        0
      Accrued discounts (premiums)                            (286)           0            0
      Realized gain (loss)                                       0     (177,260)           0
      Change in unrealized appreciation (depreciation)      (6,089)     222,067      188,190
      Net purchases (sales)                                      0      (28,255)   1,440,000
      Transfer in (out) of Level 3                               0            0            0
   BALANCE AS OF JUNE 30, 2010                            $168,667    $ 150,248   $1,628,190
                                                          --------    ---------   ----------
Change in unrealized appreciation related to securities
   still held at June 30, 2010.                           $ (8,089)   $ 190,497   $  188,190
                                                          --------    ---------   ----------

DIVERSIFIED INTERNATIONAL FUND

                                                                      SHORT TERM    COMMON
                                                           RIGHTS    INVESTMENTS    STOCKS
                                                          --------   -----------   --------
   BALANCE AS SEPTEMBER 30, 2009                          $ 62,643    $ 158,593    $ 41,264
      Accrued discounts (premiums)                               0            0           0
      Realized gain (loss)                                       0      154,629           0
      Change in unrealized appreciation (depreciation)      (9,477)      39,648     (41,264)
      Net purchases (sales)                                      0     (352,870)          0
      Transfer in (out) of Level 3                         (53,166)           0           0
   BALANCE AS OF JUNE 30, 2010                            $      0    $       0    $      0
                                                          --------   ----------    --------
Change in unrealized appreciation related to securities
   still held at June 30, 2010.                           $      0    $       0    $      0
                                                          --------   ----------    --------

INTERNATIONAL CORE FUND

                                                           SHORT TERM
                                                          INVESTMENTS
                                                          -----------
   BALANCE AS SEPTEMBER 30, 2009                            $   998
      Accrued discounts (premiums)                                0
      Realized gain (loss)                                      973
      Change in unrealized appreciation (depreciation)          250
      Net purchases (sales)                                  (2,221)
      Transfer in (out) of Level 3                                0
   BALANCE AS OF JUNE 30, 2010                              $     0
                                                            -------
Change in unrealized appreciation related to securities
   still held at June 30, 2010.                             $     0
                                                            -------

DERIVATIVE TRANSACTIONS

During the nine months ended June 30, 2010 the Diversified International Fund and International Core Fund entered into forward foreign currency exchange contracts for hedging purposes.

At June 30, 2010, the Diversified International Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - June 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

 Exchange       Contracts       US Value at    In Exchange   Unrealized Gain
   Date         to Receive     June 30, 2010    for U.S. $     Gain (Loss)
----------   ---------------   -------------   -----------   ---------------
07/07/2010     3,035,400 EUR     3,711,926      4,139,982      (428,056)
07/07/2010     1,862,000 GBP     2,782,003      2,871,669       (89,666)
07/29/2010     2,550,000 EUR     3,118,666      3,298,272      (179,606)
07/29/2010     2,550,000 EUR     3,118,666      3,302,633      (183,966)
07/29/2010       784,400 GBP     1,171,945      1,176,953        (5,008)
07/29/2010     1,863,100 GBP     2,783,594      2,801,469       (17,875)
07/30/2010   108,920,000 JPY     1,232,457      1,190,278        42,179
07/30/2010   119,345,000 JPY     1,350,419      1,303,149        47,270
07/30/2010   207,413,000 JPY     2,346,931      2,269,413        77,518
08/18/2010     3,396,000 EUR     4,153,776      4,225,133       (71,357)

Forward Foreign Currency Exchange Contracts to Sell:

 Exchange       Contracts       US Value at    In Exchange   Unrealized Gain
   Date         to Deliver     June 30, 2010    for U.S. $     Gain (Loss)
----------   ---------------   -------------   -----------   ---------------
07/06/2010    58,723,511 JPY     $  664,222     $  663,123     $  (1,099)
07/07/2010     3,035,400 EUR      3,711,926      4,097,881       385,955
07/07/2010       931,000 GBP      1,391,002      1,413,277        22,275
07/07/2010       931,000 GBP      1,391,000      1,413,098        22,098
07/29/2010     1,478,300 EUR      1,807,970      1,933,298       125,328
07/29/2010     1,478,400 EUR      1,808,092      1,930,472       122,380
07/29/2010       887,000 EUR      1,084,807      1,150,563        65,756
07/29/2010     1,256,300 EUR      1,536,463      1,587,247        50,784
07/29/2010       784,400 GBP      1,171,945      1,165,736        (6,209)
07/29/2010     1,863,100 GBP      2,783,594      2,818,628        35,034
07/30/2010   342,178.000 JPY      3,871,832      3,683,096      (188,736)
07/30/2010    93,500,000 JPY      1,057,977      1,035,188       (22,789)
08/18/2010     3,396,000 EUR      4,153,777      4,210,938        57,161

The Diversified International Fund had average market values of $7,486,002 and $12,905,645 in forward foreign currency exchange contracts to buy and forward currency exchange contracts to sell, respectively, during the nine months ended June 30, 2010.

At June 30, 2010, the International Core Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - June 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

 Exchange       Contracts       US Value at    In Exchange   Unrealized Gain
   Date         to Receive     June 30, 2010    for U.S. $     Gain (Loss)
----------   ---------------   -------------   -----------   ---------------
07/07/2010       84,200 EUR       $102,966       $114,840       $(11,874)
07/29/2010       70,550 EUR         86,283         91,252         (4,969)
07/29/2010       70,550 EUR         86,283         91,373         (5,090)
08/18/2010       84,000 EUR        102,743        104,509         (1,766)
07/07/2010       52,000 GBP         77,693         80,197         (2,504)
07/29/2010       21,600 GBp         32,272         32,410           (138)
07/29/2010       51,300 GBP         76,645         77,137           (492)
07/30/2010    2,678,000 JPY         30,302         29,265          1,037
07/30/2010     3035,000 JPY         34,341         33,139          1,202
07/30/2010    4,997,000 JPY         56,542         54,675          1,867

Forward Foreign Currency Exchange Contracts to Sell:

 Exchange       Contracts       US Value at    In Exchange   Unrealized Gain
   Date         to Deliver     June 30, 2010    for U.S. $     Gain (Loss)
----------   ---------------   -------------   -----------   ---------------
07/06/2010    1,639,728 JPY       $ 18,547       $ 18,516        $   (31)
07/07/2010       84,200 EUR        102,966        113,673         10,707
07/07/2010       26,000 GBP         38,847         39,464            617
07/29/2010       40,900 EUR         50,021         53,488          3,467
07/29/2010       40,900 EUR         50,021         53,407          3,386
07/29/2010       24,500 EUR         29,964         31,780          1,816
07/29/2010       34,800 EUR         42,561         43,967          1,406
07/29/2010       21,600 GBP         32,272         32,101           (171)
07/29/2010       51,300 GBP         76,646         77,610            964
07/30/2010   10,210,000 JPY        115,529        109,897         (5,632)
07/30/2010      500,000 JPY          5,658          5,536           (122)
08/18/2010       84,000 EUR        102,744        104,157          1,413

The International Core Fund had average market values of $259,996 and $384,922 in forward foreign currency exchange contracts to buy and forward currency exchange contracts to sell, respectively, during the nine months ended June 30, 2010.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

AGGRESSIVE ALLOCATION FUND@

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.51%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $     6,068,843
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     3,595,935
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          846,734
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                          6,058,134
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           5,959,630
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 18,146,788
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                               1,839,107
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     2,736,548
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   2,739,284
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    2,739,573
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    2,742,531
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 1,813,604
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  12,655,901
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                  12,891,800
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        2,417,379
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   1,578,187
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      238,206
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              2,172,609
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                      3,683,733
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $93,895,804)                                                    90,924,525
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
   PRINCIPAL                                                                                 RATE        DATE

SHORT-TERM INVESTMENT: 1.67%
US TREASURY BILL: 1.67%
$     1,545,000   US TREASURY BILL###                                                        0.15%    08/05/2010         1,544,760
                                                                                                                   ---------------
TOTAL  SHORT-TERM INVESTMENTS (COST $1,544,760)                                                                          1,544,760
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $95,440,564)*                                                      100.18%                                        92,469,285
OTHER ASSETS AND LIABILITIES, NET                                         (0.18)                                          (168,363)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $    92,300,922
                                                                         ------                                    ---------------

@ AT THE CLOSE OF BUSINESS ON JULY 16, 2010, THE NET ASSETS OF THE FUND WERE ACQUIRED BY WELLS FARGO ADVANTAGE GROWTH BALANCED FUND AND SHAREHOLDERS OF THE FUND BECAME SHAREHOLDERS OF WELLS FARGO ADVANTAGE GROWTH BALANCED FUND.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $97,598,308 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 3,760,212
     GROSS UNREALIZED DEPRECIATION    (8,889,235)
                                     -----------
     NET UNREALIZED DEPRECIATION     $(5,129,023)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

CONSERVATIVE ALLOCATION FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.52%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $     5,172,849
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     3,058,389
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          722,752
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                          5,178,432
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           5,065,519
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 15,483,660
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              18,440,975
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     2,362,773
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   2,391,115
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    2,371,434
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    2,387,178
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 1,541,942
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  10,745,205
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 129,166,342
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        2,083,243
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   1,342,820
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      198,179
             NA   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                         83,657,200
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              1,852,114
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     36,912,222
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $330,971,473)                                                  330,134,343
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
   PRINCIPAL                                                                                 RATE        DATE

SHORT-TERM INVESTMENTS: 0.56%
US TREASURY BILLS: 0.56%
$     1,840,000   US TREASURY BILL###                                                        0.15%    08/05/2010         1,839,714
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,839,714)                                                                           1,839,714
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $332,811,187)*                                                     100.08%                                       331,974,057
OTHER ASSETS AND LIABILITIES, NET                                         (0.08)                                          (253,965)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   331,720,092
                                                                         ------                                    ---------------

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $380,648,250 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $  4,541,755
     GROSS UNREALIZED DEPRECIATION    (53,215,948)
                                     ------------
     NET UNREALIZED DEPRECIATION     $(48,674,193)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
Common Stocks: 56.03%
AEROSPACE, DEFENSE: 0.59%
         28,964   BOEING COMPANY                                                                                   $     1,817,491
          4,776   GOODRICH CORPORATION                                                                                     316,410
         11,892   LOCKHEED MARTIN CORPORATION<<                                                                            885,954
         14,541   RAYTHEON COMPANY                                                                                         703,639
                                                                                                                         3,723,494
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.51%
          3,366   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                    103,303
         11,642   COACH INCORPORATED                                                                                       425,515
         17,130   GAP INCORPORATED                                                                                         333,350
         11,750   KOHL'S CORPORATION+                                                                                      558,125
         10,299   LIMITED BRANDS INCORPORATED                                                                              227,299
         14,827   NIKE INCORPORATED CLASS B                                                                              1,001,564
          2,510   POLO RALPH LAUREN CORPORATION                                                                            183,130
          4,970   URBAN OUTFITTERS INCORPORATED+                                                                           170,918
          3,361   VF CORPORATION                                                                                           239,236
                                                                                                                         3,242,440
                                                                                                                   ---------------
AUTO & TRUCKS: 0.21%
        129,994   FORD MOTOR COMPANY<<+                                                                                  1,310,340
                                                                                                                   ---------------
AUTO PARTS & EQUIPMENT: 0.11%
         25,670   JOHNSON CONTROLS INCORPORATED<<                                                                          689,753
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.08%
          3,401   AUTONATION INCORPORATED<<+                                                                                66,320
          1,116   AUTOZONE INCORPORATED+                                                                                   215,634
          5,270   O'REILLY AUTOMOTIVE INCORPORATED<<+                                                                      250,641
                                                                                                                           532,595
                                                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
          2,022   RYDER SYSTEM INCORPORATED                                                                                 81,345
                                                                                                                   ---------------
BEVERAGES: 0.59%
         61,540   PEPSICO INCORPORATED                                                                                   3,750,863
                                                                                                                   ---------------
BIOPHARMACEUTICALS: 0.43%
         17,586   CELGENE CORPORATION<<+                                                                                   893,721
          2,869   CEPHALON INCORPORATED+                                                                                   162,816
         10,183   GENZYME CORPORATION<<+                                                                                   516,991
         33,958   GILEAD SCIENCES INCORPORATED+                                                                          1,164,080
                                                                                                                         2,737,608
                                                                                                                   ---------------
BIOTECHNOLOGY: 0.30%
         36,554   AMGEN INCORPORATED+                                                                                   1,922,740
                                                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.05%
         10,563   D.R. HORTON INCORPORATED<<                                                                               103,834
          6,209   LENNAR CORPORATION<<                                                                                      86,367
         12,117   PULTE HOMES INCORPORATED<<+                                                                              100,329
                                                                                                                           290,530
                                                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.54%
          5,007   FASTENAL COMPANY<<                                                                                       251,301

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
         64,121   HOME DEPOT INCORPORATED                                                                          $     1,799,876
         54,537   LOWE'S COMPANIES INCORPORATED                                                                          1,113,646
          3,517   SHERWIN-WILLIAMS COMPANY                                                                                 243,341
                                                                                                                         3,408,164
                                                                                                                   ---------------
BUSINESS SERVICES: 0.84%
          8,756   AUTODESK INCORPORATED+                                                                                   213,296
         19,193   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   772,710
          4,214   AVERY DENNISON CORPORATION                                                                               135,396
         14,902   CA INCORPORATED                                                                                          274,197
          7,088   CITRIX SYSTEMS INCORPORATED+                                                                             299,326
         11,425   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      571,936
          5,885   COMPUTER SCIENCES CORPORATION                                                                            266,296
          8,586   COMPUWARE CORPORATION+                                                                                    68,516
          4,831   EQUIFAX INCORPORATED                                                                                     135,558
         12,646   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      339,166
          5,823   FISERV INCORPORATED+                                                                                     265,878
         18,672   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                             133,131
          6,904   IRON MOUNTAIN INCORPORATED<<                                                                             155,064
         20,077   JUNIPER NETWORKS INCORPORATED+                                                                           458,157
          4,812   MONSTER WORLDWIDE INCORPORATED<<+                                                                         56,060
         11,713   OMNICOM GROUP INCORPORATED                                                                               401,756
          5,725   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                 134,824
          4,317   SALESFORCE.COM INCORPORATED<<+                                                                           370,485
          7,532   TOTAL SYSTEM SERVICES INCORPORATED                                                                       102,435
          6,964   VERISIGN INCORPORATED<<+                                                                                 184,894
                                                                                                                         5,339,081
                                                                                                                   ---------------
CASINO & GAMING: 0.03%
         11,375   INTERNATIONAL GAME TECHNOLOGY                                                                            178,588
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 1.11%
          8,103   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    525,155
         10,188   BIOGEN IDEC INCORPORATED+                                                                                483,421
          2,711   CF INDUSTRIES HOLDINGS INCORPORATED                                                                      172,013
         44,070   DOW CHEMICAL COMPANY<<                                                                                 1,045,340
         34,574   E.I. DU PONT DE NEMOURS & COMPANY                                                                      1,195,915
          2,762   EASTMAN CHEMICAL COMPANY                                                                                 147,380
          8,905   ECOLAB INCORPORATED                                                                                      399,924
          2,774   FMC CORPORATION                                                                                          159,311
          3,034   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          128,702
          6,968   LIFE TECHNOLOGIES CORPORATION+                                                                           329,238
         20,818   MONSANTO COMPANY                                                                                         962,208
          6,346   PPG INDUSTRIES INCORPORATED                                                                              383,362
         11,674   PRAXAIR INCORPORATED                                                                                     887,107
          4,632   SIGMA-ALDRICH CORPORATION<<                                                                              230,813
                                                                                                                         7,049,889
                                                                                                                   ---------------
COAL MINING: 0.13%
          8,613   CONSOL ENERGY INCORPORATED                                                                               290,775
          3,929   MASSEY ENERGY COMPANY                                                                                    107,458
         10,257   PEABODY ENERGY CORPORATION                                                                               401,356
                                                                                                                           799,589
                                                                                                                   ---------------
COMMERCIAL SERVICES: 0.08%
         12,274   PAYCHEX INCORPORATED                                                                                     318,756

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
COMMERCIAL SERVICES (continued)
         11,165   SAIC INCORPORATED<<+                                                                             $       186,902
                                                                                                                           505,658
                                                                                                                   ---------------
COMMUNICATIONS: 2.22%
        225,485   AT&T INCORPORATED                                                                                      5,454,482
         11,463   CENTURYTEL INCORPORATED                                                                                  381,833
        107,672   COMCAST CORPORATION CLASS A                                                                            1,870,263
          9,973   METROPCS COMMUNICATIONS INCORPORATED+                                                                     81,679
         86,004   NEWS CORPORATION CLASS A                                                                               1,028,608
         56,978   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                          299,135
          3,426   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                138,205
        113,755   SPRINT NEXTEL CORPORATION<<+                                                                             482,321
         30,485   SYMANTEC CORPORATION+                                                                                    423,132
         13,508   TIME WARNER CABLE INCORPORATED                                                                           703,497
        107,867   VERIZON COMMUNICATIONS INCORPORATED                                                                    3,022,433
         18,434   WINDSTREAM CORPORATION                                                                                   194,663
                                                                                                                        14,080,251
                                                                                                                   ---------------
COMPUTER SOFTWARE & SERVICES: 0.04%
          6,568   AKAMAI TECHNOLOGIES INCORPORATED+                                                                        266,464
                                                                                                                   ---------------
COMPUTER TECHNOLOGIES: 3.08%
         34,722   APPLE INCORPORATED+                                                                                    8,733,625
         65,754   DELL INCORPORATED+                                                                                       792,993
         89,083   HEWLETT-PACKARD COMPANY                                                                                3,855,512
         48,934   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            6,042,370
          2,995   LEXMARK INTERNATIONAL INCORPORATED<<+                                                                     98,925
                                                                                                                        19,523,425
                                                                                                                   ---------------
CONGLOMERATES: 0.93%
        407,413   GENERAL ELECTRIC COMPANY                                                                               5,874,895
                                                                                                                   ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.03%
          8,048   QUANTA SERVICES INCORPORATED<<+                                                                          166,191
                                                                                                                   ---------------
CONTAINERS, PACKAGING: 0.03%
          6,294   OWENS-ILLINOIS INCORPORATED+                                                                             166,476
                                                                                                                   ---------------
COSMETICS, PERSONAL CARE: 0.11%
         16,347   AVON PRODUCTS INCORPORATED                                                                               433,196
          4,566   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              254,463
                                                                                                                           687,659
                                                                                                                   ---------------
CRUDE PETROLEUM & NATURAL GAS: 0.06%
          6,663   NOBLE ENERGY INCORPORATED                                                                                401,979
                                                                                                                   ---------------
DATA SERVICES: 0.08%
         13,151   NETAPP INCORPORATED+                                                                                     490,664
                                                                                                                   ---------------
DEPARTMENT STORES: 0.15%
          9,014   JCPENNEY COMPANY INCORPORATED                                                                            193,621
         16,107   MACY'S INCORPORATED                                                                                      288,315
          6,354   NORDSTROM INCORPORATED                                                                                   204,535
          4,675   ROSS STORES INCORPORATED<<                                                                               249,131
                                                                                                                           935,602
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
DEPOSITORY INSTITUTIONS: 3.45%
        382,854   BANK OF AMERICA CORPORATION                                                                      $     5,501,612
         46,285   BANK OF NEW YORK MELLON CORPORATION                                                                    1,142,777
         26,410   BRANCH BANKING & TRUST CORPORATION                                                                       694,847
        862,574   CITIGROUP INCORPORATED+                                                                                3,243,278
          6,728   COMERICA INCORPORATED<<                                                                                  247,792
         30,329   FIFTH THIRD BANCORP                                                                                      372,743
          8,723   FIRST HORIZON NATIONAL CORPORATION<<+                                                                     99,875
         18,085   HUDSON CITY BANCORP INCORPORATED<<                                                                       221,360
         27,344   HUNTINGTON BANCSHARES INCORPORATED                                                                       151,486
         33,548   KEYCORP                                                                                                  257,984
          3,175   M&T BANK CORPORATION                                                                                     269,716
         20,119   MARSHALL & ILSLEY CORPORATION                                                                            144,454
          9,228   NORTHERN TRUST CORPORATION                                                                               430,948
         20,073   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                              1,134,125
         45,504   REGIONS FINANCIAL CORPORATION                                                                            299,416
         19,075   SUNTRUST BANKS INCORPORATED                                                                              444,448
         73,148   US BANCORP                                                                                             1,634,858
        198,818   WELLS FARGO & COMPANY(l)                                                                               5,089,741
         25,648   WESTERN UNION COMPANY                                                                                    382,412
          6,115   ZIONS BANCORPORATION                                                                                     131,901
                                                                                                                        21,895,773
                                                                                                                   ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.01%
          7,010   JANUS CAPITAL GROUP INCORPORATED<<                                                                        62,249
                                                                                                                   ---------------
DIVERSIFIED MANUFACTURING: 0.18%
         29,237   HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,141,120
                                                                                                                   ---------------
E-COMMERCE/SERVICES: 1.06%
         13,095   AMAZON.COM INCORPORATED+                                                                               1,430,760
         43,390   EBAY INCORPORATED+                                                                                       850,878
          9,236   GOOGLE INCORPORATED CLASS A+                                                                           4,109,558
          1,810   PRICELINE.COM INCORPORATED+                                                                              319,537
                                                                                                                         6,710,733
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.57%
          5,365   DARDEN RESTAURANTS INCORPORATED                                                                          208,430
         41,052   MCDONALD'S CORPORATION                                                                                 2,704,095
         17,837   YUM! BRANDS INCORPORATED                                                                                 696,356
                                                                                                                         3,608,881
                                                                                                                   ---------------
EDUCATIONAL SERVICES: 0.05%
          4,801   APOLLO GROUP INCORPORATED CLASS A+                                                                       203,898
          2,364   DEVRY INCORPORATED                                                                                       124,086
                                                                                                                           327,984
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.00%
         25,495   AES CORPORATION+                                                                                         235,574
          6,471   ALLEGHENY ENERGY INCORPORATED                                                                            133,820
          9,092   AMEREN CORPORATION                                                                                       216,117
         18,273   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             590,218
         15,890   CENTERPOINT ENERGY INCORPORATED                                                                          209,112
          8,772   CMS ENERGY CORPORATION<<                                                                                 128,510
         10,759   CONSOLIDATED EDISON INCORPORATED<<                                                                       463,713
          7,696   CONSTELLATION ENERGY GROUP INCORPORATED                                                                  248,196
         22,745   DOMINION RESOURCES INCORPORATED<<                                                                        881,141
          6,426   DTE ENERGY COMPANY                                                                                       293,090

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
         50,108   DUKE ENERGY CORPORATION<<                                                                        $       801,728
         12,432   EDISON INTERNATIONAL                                                                                     394,343
         26,854   EL PASO CORPORATION                                                                                      298,348
         28,740   EMERSON ELECTRIC COMPANY                                                                               1,255,651
          7,223   ENTERGY CORPORATION                                                                                      517,311
         25,207   EXELON CORPORATION<<                                                                                     957,110
         11,632   FIRSTENERGY CORPORATION<<                                                                                409,795
         11,918   FRONTIER COMMUNICATIONS CORPORATION<<                                                                     84,737
          2,938   INTEGRYS ENERGY GROUP INCORPORATED<<                                                                     128,508
         15,823   NEXTERA ENERGY INCORPORATED                                                                              771,529
          1,727   NICOR INCORPORATED<<                                                                                      69,944
         10,587   NISOURCE INCORPORATED                                                                                    153,512
          6,715   NORTHEAST UTILITIES                                                                                      171,098
          9,742   NRG ENERGY INCORPORATED+                                                                                 206,628
          4,056   ONEOK INCORPORATED                                                                                       175,422
          8,517   PEPCO HOLDINGS INCORPORATED                                                                              133,547
         14,208   PG&E CORPORATION<<                                                                                       583,949
          4,138   PINNACLE WEST CAPITAL CORPORATION                                                                        150,458
         17,881   PPL CORPORATION                                                                                          446,131
         10,958   PROGRESS ENERGY INCORPORATED                                                                             429,773
         19,306   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             604,857
          6,682   QEP RESOURCES INCORPORATED+                                                                              206,006
         12,385   REPUBLIC SERVICES INCORPORATED                                                                           368,206
          4,327   SCANA CORPORATION                                                                                        154,734
          9,446   SEMPRA ENERGY                                                                                            441,978
         24,727   SPECTRA ENERGY CORPORATION                                                                               496,271
          3,229   STERICYCLE INCORPORATED<<+                                                                               211,758
          8,163   TECO ENERGY INCORPORATED                                                                                 123,016
         31,464   THE SOUTHERN COMPANY                                                                                   1,047,122
         22,295   THE WILLIAMS COMPANIES INCORPORATED                                                                      407,553
         35,606   UNITED TECHNOLOGIES CORPORATION                                                                        2,311,185
         18,431   WASTE MANAGEMENT INCORPORATED<<                                                                          576,706
          4,460   WISCONSIN ENERGY CORPORATION                                                                             226,300
         17,536   XCEL ENERGY INCORPORATED                                                                                 361,417
                                                                                                                        19,076,122
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.85%
         11,511   ALTERA CORPORATION<<                                                                                     285,588
          6,622   AMPHENOL CORPORATION CLASS A                                                                             260,112
         11,370   ANALOG DEVICES INCORPORATED                                                                              316,768
         16,479   BROADCOM CORPORATION CLASS A                                                                             543,313
          1,855   FIRST SOLAR INCORPORATED<<+                                                                              211,155
          2,653   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+                                                             79,298
          4,954   HARRIS CORPORATION                                                                                       206,334
          7,393   JABIL CIRCUIT INCORPORATED                                                                                98,327
          8,568   JDS UNIPHASE CORPORATION+                                                                                 84,309
          6,486   KLA-TENCOR CORPORATION<<                                                                                 180,830
          4,416   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 312,829
          8,553   LINEAR TECHNOLOGY CORPORATION                                                                            237,859
         24,941   LSI LOGIC CORPORATION<<+                                                                                 114,729
          8,678   MEMC ELECTRONIC MATERIALS INCORPORATED<<+                                                                 85,739
          5,179   MOLEX INCORPORATED<<                                                                                      94,465
          9,084   NATIONAL SEMICONDUCTOR CORPORATION                                                                       122,271
          3,665   NOVELLUS SYSTEMS INCORPORATED+                                                                            92,944
          4,255   QLOGIC CORPORATION<<+                                                                                     70,718
          6,006   ROCKWELL COLLINS INCORPORATED                                                                            319,099
         14,701   TELLABS INCORPORATED                                                                                      93,939
         46,639   TEXAS INSTRUMENTS INCORPORATED                                                                         1,085,756
          2,866   WHIRLPOOL CORPORATION<<                                                                                  251,692

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         10,450   XILINX INCORPORATED                                                                              $       263,967
                                                                                                                         5,412,041
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.10%
          6,820   FLUOR CORPORATION                                                                                        289,850
          4,770   JACOBS ENGINEERING GROUP INCORPORATED+                                                                   173,819
          7,506   MOODY'S CORPORATION<<                                                                                    149,520
                                                                                                                           613,189
                                                                                                                   ---------------
ENTERTAINMENT: 0.11%
         23,177   VIACOM INCORPORATED CLASS B                                                                              727,062
                                                                                                                   ---------------
ENTERTAINMENT PRODUCTION: 0.06%
         10,848   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C<<+                                                         387,382
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.14%
          3,523   BALL CORPORATION                                                                                         186,120
         14,764   ILLINOIS TOOL WORKS INCORPORATED                                                                         609,458
          2,206   SNAP-ON INCORPORATED<<                                                                                    90,247
                                                                                                                           885,825
                                                                                                                   ---------------
FINANCIAL SERVICES: 0.98%
        151,825   JPMORGAN CHASE & COMPANY                                                                               5,558,313
         19,145   STATE STREET CORPORATION                                                                                 647,484
                                                                                                                         6,205,797
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 2.05%
         24,538   ARCHER DANIELS MIDLAND COMPANY                                                                           633,571
          7,141   CAMPBELL SOUP COMPANY                                                                                    255,862
         12,412   COCA-COLA ENTERPRISES INCORPORATED                                                                       320,974
         17,002   CONAGRA FOODS INCORPORATED                                                                               396,487
          7,319   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               114,323
          6,926   DEAN FOODS COMPANY<<+                                                                                     69,745
          9,375   DR PEPPER SNAPPLE GROUP INCORPORATED                                                                     350,531
         25,321   GENERAL MILLS INCORPORATED                                                                               899,402
         12,067   H.J. HEINZ COMPANY                                                                                       521,536
          2,643   HORMEL FOODS CORPORATION                                                                                 106,989
          4,545   JM SMUCKER COMPANY                                                                                       273,700
          9,732   KELLOGG COMPANY                                                                                          489,520
         66,530   KRAFT FOODS INCORPORATED CLASS A                                                                       1,862,840
          5,055   MCCORMICK & COMPANY INCORPORATED                                                                         191,888
          7,804   MEAD JOHNSON & COMPANY                                                                                   391,136
          6,020   MOLSON COORS BREWING COMPANY                                                                             255,007
         25,233   SARA LEE CORPORATION                                                                                     355,785
         22,574   SYSCO CORPORATION                                                                                        644,939
         88,036   THE COCA-COLA COMPANY                                                                                  4,412,364
          6,329   THE HERSHEY COMPANY                                                                                      303,349
         11,651   TYSON FOODS INCORPORATED CLASS A                                                                         190,960
                                                                                                                        13,040,908
                                                                                                                   ---------------
FOOD STORES: 0.28%
         24,659   KROGER COMPANY                                                                                           485,536
         14,828   SAFEWAY INCORPORATED                                                                                     291,518
         28,432   STARBUCKS CORPORATION                                                                                    690,898
          8,098   SUPERVALU INCORPORATED<<                                                                                  87,782

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
FOOD STORES (continued)
          6,542   WHOLE FOODS MARKET INCORPORATED<<+                                                               $       235,643
                                                                                                                         1,791,377
                                                                                                                   ---------------
FOREST PRODUCTS & PAPER: 0.04%
          8,074   WEYERHAEUSER COMPANY                                                                                     284,205
                                                                                                                   ---------------
FURNITURE & FIXTURES: 0.04%
          5,650   LEGGETT & PLATT INCORPORATED<<                                                                           113,339
         13,687   MASCO CORPORATION<<                                                                                      147,272
                                                                                                                           260,611
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 0.99%
          3,068   BIG LOTS INCORPORATED<<+                                                                                  98,452
          5,154   FAMILY DOLLAR STORES INCORPORATED                                                                        194,254
          1,840   SEARS HOLDINGS CORPORATION<<+                                                                            118,956
         28,103   TARGET CORPORATION                                                                                     1,381,825
         15,568   TJX COMPANIES INCORPORATED                                                                               653,078
         79,273   WAL-MART STORES INCORPORATED                                                                           3,810,653
                                                                                                                         6,257,218
                                                                                                                   ---------------
HEALTH CARE: 0.06%
            6,330 HOSPIRA INCORPORATED+                                                                                    363,659
                                                                                                                   ---------------
HEALTH SERVICES: 0.70%
         10,780   AMERISOURCEBERGEN CORPORATION                                                                            342,265
         13,816   CARDINAL HEALTH INCORPORATED                                                                             464,356
          5,645   COVENTRY HEALTH CARE INCORPORATED+                                                                        99,804
          3,964   DAVITA INCORPORATED+                                                                                     247,512
         20,915   EXPRESS SCRIPTS INCORPORATED+                                                                            983,423
          6,494   HUMANA INCORPORATED+                                                                                     296,581
          3,968   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              298,989
         10,356   MCKESSON CORPORATION                                                                                     695,509
         17,433   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     960,210
         16,629   TENET HEALTHCARE CORPORATION<<+                                                                           72,170
                                                                                                                         4,460,819
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.79%
         63,168   BERKSHIRE HATHAWAY INCORPORATED CLASS B<<+                                                             5,033,858
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.06%
         10,045   BED BATH & BEYOND INCORPORATED+                                                                          372,469
                                                                                                                   ---------------
HOTELS: 0.03%
          2,635   WYNN RESORTS LIMITED                                                                                     200,971
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
          9,789   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                            293,083
          7,231   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                       299,580
          6,868   WYNDHAM WORLDWIDE CORPORATION<<                                                                          138,322
                                                                                                                           730,985
                                                                                                                   ---------------
HOUSEHOLD PRODUCTS, WARE: 1.38%
          5,374   CLOROX COMPANY<<                                                                                         334,048
         18,715   COLGATE-PALMOLIVE COMPANY                                                                              1,473,993
          5,812   FORTUNE BRANDS INCORPORATED                                                                              227,714
         10,616   NEWELL RUBBERMAID INCORPORATED<<                                                                         155,418

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
HOUSEHOLD PRODUCTS, WARE (continued)
        109,896   PROCTER & GAMBLE COMPANY                                                                         $     6,591,562
                                                                                                                         8,782,735
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.50%
         27,210   3M COMPANY                                                                                             2,149,318
         51,258   APPLIED MATERIALS INCORPORATED                                                                           616,121
         16,372   BAKER HUGHES INCORPORATED                                                                                680,584
          9,318   CAMERON INTERNATIONAL CORPORATION+                                                                       303,021
         23,954   CATERPILLAR INCORPORATED<<                                                                             1,438,917
          7,654   CUMMINS INCORPORATED                                                                                     498,505
         16,211   DEERE & COMPANY                                                                                          902,628
          7,126   DOVER CORPORATION                                                                                        297,796
          6,395   EATON CORPORATION                                                                                        418,489
          2,139   FLOWSERVE CORPORATION                                                                                    181,387
          4,639   FMC TECHNOLOGIES INCORPORATED<<+                                                                         244,290
          4,461   PALL CORPORATION                                                                                         153,325
          6,145   PARKER HANNIFIN CORPORATION                                                                              340,802
          7,919   PITNEY BOWES INCORPORATED                                                                                173,901
          9,483   SMITH INTERNATIONAL INCORPORATED                                                                         357,035
          6,120   STANLEY BLACK & DECKER INCORPORATED                                                                      309,182
          6,368   TERADATA CORPORATION+                                                                                    194,097
          8,745   WESTERN DIGITAL CORPORATION+                                                                             263,749
                                                                                                                         9,523,147
                                                                                                                   ---------------
INFORMATION & BUSINESS SERVICES: 0.10%
         44,925   YAHOO! INCORPORATED+                                                                                     621,313
                                                                                                                   ---------------
INSURANCE CARRIERS: 1.90%
         16,214   AETNA INCORPORATED<<                                                                                     427,725
         17,918   AFLAC INCORPORATED                                                                                       764,561
         20,526   ALLSTATE CORPORATION                                                                                     589,712
          5,154   AMERICAN INTERNATIONAL GROUP INCORPORATED<<+                                                             177,504
         10,280   AON CORPORATION                                                                                          381,594
          4,267   ASSURANT INCORPORATED                                                                                    148,065
         12,469   CHUBB CORPORATION                                                                                        623,575
         10,557   CIGNA CORPORATION                                                                                        327,900
          6,219   CINCINNATI FINANCIAL CORPORATION<<                                                                       160,886
         18,663   GENWORTH FINANCIAL INCORPORATED+                                                                         243,925
         16,946   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           375,015
          7,242   LEUCADIA NATIONAL CORPORATION+                                                                           141,291
         11,542   LINCOLN NATIONAL CORPORATION                                                                             280,355
         13,414   LOEWS CORPORATION                                                                                        446,820
         20,653   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  465,725
         31,296   METLIFE INCORPORATED                                                                                   1,181,737
         12,200   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   285,968
         17,782   PRUDENTIAL FINANCIAL INCORPORATED                                                                        954,182
         25,583   THE PROGRESSIVE CORPORATION                                                                              478,914
         18,902   THE TRAVELERS COMPANIES INCORPORATED                                                                     930,924
          3,148   TORCHMARK CORPORATION                                                                                    155,857
         43,375   UNITEDHEALTH GROUP INCORPORATED                                                                        1,231,850
         12,700   UNUMPROVIDENT CORPORATION                                                                                275,590
         16,301   WELLPOINT INCORPORATED+                                                                                  797,608
         13,053   XL GROUP PLC                                                                                             208,979
                                                                                                                        12,056,262
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.79%
         13,281   AGILENT TECHNOLOGIES INCORPORATED+                                                                       377,579
          8,903   BECTON DICKINSON & COMPANY<<                                                                             602,021
         57,862   BOSTON SCIENTIFIC CORPORATION<<+                                                                         335,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          3,628   C.R. BARD INCORPORATED                                                                           $       281,279
          6,786   CAREFUSION CORPORATION+                                                                                  154,042
         20,069   DANAHER CORPORATION                                                                                      744,961
          5,584   DENTSPLY INTERNATIONAL INCORPORATED                                                                      167,017
         10,252   EASTMAN KODAK COMPANY<<+                                                                                  44,494
          5,851   FLIR SYSTEMS INCORPORATED+                                                                               170,206
          2,138   MILLIPORE CORPORATION+                                                                                   228,018
          4,495   PERKINELMER INCORPORATED                                                                                  92,912
          5,767   QUEST DIAGNOSTICS INCORPORATED                                                                           287,024
          5,441   ROCKWELL AUTOMATION INCORPORATED                                                                         267,099
          3,582   ROPER INDUSTRIES INCORPORATED<<                                                                          200,449
          6,877   TERADYNE INCORPORATED<<+                                                                                  67,051
         15,660   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   768,123
          3,546   WATERS CORPORATION<<+                                                                                    229,426
                                                                                                                         5,017,301
                                                                                                                   ---------------
MEDIA - COMMUNICATION: 0.24%
         25,947   CBS CORPORATION CLASS B                                                                                  335,495
         34,679   DIRECTV+                                                                                               1,176,312
                                                                                                                         1,511,807
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.42%
          1,494   INTUITIVE SURGICAL INCORPORATED<<+                                                                       471,536
         42,034   MEDTRONIC INCORPORATED                                                                                 1,524,573
         12,469   ST. JUDE MEDICAL INCORPORATED<<+                                                                         450,006
          4,714   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                     246,448
                                                                                                                         2,692,563
                                                                                                                   ---------------
MEDICAL PRODUCTS: 0.40%
         11,734   ALLERGAN INCORPORATED                                                                                    683,623
         22,760   BAXTER INTERNATIONAL INCORPORATED                                                                        924,966
         10,747   STRYKER CORPORATION<<                                                                                    537,995
          7,739   ZIMMER HOLDINGS INCORPORATED+                                                                            418,293
                                                                                                                         2,564,877
                                                                                                                   ---------------
METAL MINING: 0.39%
          5,168   CLIFFS NATURAL RESOURCES INCORPORATED                                                                    243,723
         18,001   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    1,064,399
         18,748   NEWMONT MINING CORPORATION                                                                             1,157,502
                                                                                                                         2,465,624
                                                                                                                   ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.03%
          4,872   VULCAN MATERIALS COMPANY<<                                                                               213,540
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.08%
          4,995   HASBRO INCORPORATED<<                                                                                    205,295
         13,918   MATTEL INCORPORATED                                                                                      294,505
                                                                                                                           499,800
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 0.51%
         16,827   COSTCO WHOLESALE CORPORATION                                                                             922,624
         51,930   CVS CAREMARK CORPORATION                                                                               1,522,588
          5,831   GAMESTOP CORPORATION CLASS A<<+                                                                          109,564
         10,513   OFFICE DEPOT INCORPORATED+                                                                                42,473
          4,784   RADIOSHACK CORPORATION<<                                                                                  93,336

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
MISCELLANEOUS RETAIL (continued)
         27,853   STAPLES INCORPORATED                                                                             $       530,600
                                                                                                                         3,221,185
                                                                                                                   ---------------
MISCELLANEOUS SERVICES: 0.02%
          1,922   DUN & BRADSTREET CORPORATION                                                                             129,005
                                                                                                                   ---------------
MOTION PICTURES: 0.57%
         43,491   TIME WARNER INCORPORATED                                                                               1,257,325
         74,738   WALT DISNEY COMPANY                                                                                    2,354,247
                                                                                                                         3,611,572
                                                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.47%
         11,951   FEDEX CORPORATION                                                                                        837,885
         37,796   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             2,150,214
                                                                                                                         2,988,099
                                                                                                                   ---------------
NETWORKING: 0.73%
        217,936   CISCO SYSTEMS INCORPORATED+                                                                            4,644,216
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.81%
         45,839   AMERICAN EXPRESS COMPANY                                                                               1,819,808
         17,421   CAPITAL ONE FINANCIAL CORPORATION<<                                                                      702,066
         20,752   DISCOVER FINANCIAL SERVICES                                                                              290,113
          3,693   MASTERCARD INCORPORATED CLASS A                                                                          736,864
         14,300   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                   193,050
         18,536   SLM CORPORATION<<+                                                                                       192,589
         17,270   VISA INCORPORATED CLASS A<<                                                                            1,221,853
                                                                                                                         5,156,343
                                                                                                                   ---------------
OFFICE EQUIPMENT: 0.07%
         52,623   XEROX CORPORATION                                                                                        423,089
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 1.76%
         18,879   ANADARKO PETROLEUM CORPORATION                                                                           681,343
         12,870   APACHE CORPORATION                                                                                     1,083,525
          3,965   CABOT OIL & GAS CORPORATION                                                                              124,184
         24,838   CHESAPEAKE ENERGY CORPORATION                                                                            520,356
         15,235   DENBURY RESOURCES INCORPORATED<<+                                                                        223,040
         17,053   DEVON ENERGY CORPORATION                                                                               1,038,869
          2,652   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                 164,928
          9,660   EOG RESOURCES INCORPORATED                                                                               950,254
          5,490   EQT CORPORATION<<                                                                                        198,409
         10,883   NABORS INDUSTRIES LIMITED+                                                                               191,758
         30,992   OCCIDENTAL PETROLEUM CORPORATION                                                                       2,391,033
          4,423   PIONEER NATURAL RESOURCES COMPANY<<                                                                      262,947
          6,083   RANGE RESOURCES CORPORATION                                                                              244,232
          4,366   ROWAN COMPANIES INCORPORATED+                                                                             95,790
         45,517   SCHLUMBERGER LIMITED<<                                                                                 2,518,911
         13,210   SOUTHWESTERN ENERGY COMPANY<<+                                                                           510,434
                                                                                                                        11,200,013
                                                                                                                   ---------------
OIL & OIL SERVICES: 0.16%
         34,545   HALLIBURTON COMPANY                                                                                      848,080
          4,034   HELMERICH & PAYNE INCORPORATED                                                                           147,322
                                                                                                                           995,402
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
OIL FIELD EQUIPMENT & SERVICES: 0.08%
         15,989   NATIONAL OILWELL VARCO INCORPORATED                                                              $       528,756
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.12%
          4,161   BEMIS COMPANY INCORPORATED                                                                               112,347
         16,660   INTERNATIONAL PAPER COMPANY                                                                              377,016
          6,519   MEADWESTVACO CORPORATION                                                                                 144,722
          5,071   PACTIV CORPORATION+                                                                                      141,227
                                                                                                                           775,312
                                                                                                                   ---------------
PERSONAL SERVICES: 0.03%
         12,563   H&R BLOCK INCORPORATED                                                                                   197,113
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.39%
         76,649   CHEVRON CORPORATION                                                                                    5,201,401
         56,793   CONOCOPHILLIPS                                                                                         2,787,968
        195,516   EXXON MOBIL CORPORATION                                                                               11,158,070
         11,151   HESS CORPORATION                                                                                         561,341
         27,074   MARATHON OIL CORPORATION<<                                                                               841,731
          7,306   MURPHY OIL CORPORATION                                                                                   362,012
          4,600   SUNOCO INCORPORATED                                                                                      159,942
          5,389   TESORO PETROLEUM CORPORATION<<                                                                            62,890
         21,578   VALERO ENERGY CORPORATION                                                                                387,972
                                                                                                                        21,523,327
                                                                                                                   ---------------
PHARMACEUTICALS: 3.34%
         58,902   ABBOTT LABORATORIES                                                                                    2,755,436
         65,622   BRISTOL-MYERS SQUIBB COMPANY                                                                           1,636,613
         38,723   ELI LILLY & COMPANY                                                                                    1,297,221
         11,539   FOREST LABORATORIES INCORPORATED+                                                                        316,515
        105,247   JOHNSON & JOHNSON                                                                                      6,215,888
          9,525   KING PHARMACEUTICALS INCORPORATED+                                                                        72,295
        118,991   MERCK & COMPANY INCORPORATED                                                                           4,161,115
         11,785   MYLAN LABORATORIES INCORPORATED<<+                                                                       200,816
        307,801   PFIZER INCORPORATED                                                                                    4,389,242
          4,087   WATSON PHARMACEUTICALS INCORPORATED+                                                                     165,810
                                                                                                                        21,210,951
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.30%
          4,194   AK STEEL HOLDING CORPORATION                                                                              49,992
         38,961   ALCOA INCORPORATED                                                                                       391,948
          3,760   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                    166,154
         12,025   NUCOR CORPORATION                                                                                        460,317
          5,426   PRECISION CASTPARTS CORPORATION                                                                          558,444
          3,220   TITANIUM METALS CORPORATION<<+                                                                            56,640
          5,471   UNITED STATES STEEL CORPORATION<<                                                                        210,907
                                                                                                                         1,894,402
                                                                                                                   ---------------
PRINTING & PUBLISHING: 0.05%
         12,039   MCGRAW-HILL COMPANIES INCORPORATED                                                                       338,777
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.07%
          9,088   GANNETT COMPANY INCORPORATED<<                                                                           122,324
          1,403   MEREDITH CORPORATION                                                                                      43,675
          4,444   NEW YORK TIMES COMPANY CLASS A+                                                                           38,441
          7,872   RR DONNELLEY & SONS COMPANY                                                                              128,865

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
            231   WASHINGTON POST COMPANY CLASS B<<                                                                $        94,821
                                                                                                                           428,126
                                                                                                                   ---------------
RAILROAD TRANSPORTATION: 0.45%
         14,852   CSX CORPORATION                                                                                          737,105
         14,121   NORFOLK SOUTHERN CORPORATION                                                                             749,119
         19,313   UNION PACIFIC CORPORATION                                                                              1,342,447
                                                                                                                         2,828,671
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.02%
         10,314   CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                           140,374
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.76%
          4,458   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                       86,351
          3,166   AVALONBAY COMMUNITIES INCORPORATED                                                                       295,609
          5,304   BOSTON PROPERTIES INCORPORATED<<                                                                         378,387
         10,796   EQUITY RESIDENTIAL                                                                                       449,545
         11,217   HCP INCORPORATED                                                                                         361,748
          4,736   HEALTH CARE REIT INCORPORATED<<                                                                          199,480
         25,116   HOST HOTELS & RESORTS INCORPORATED                                                                       338,564
         15,478   KIMCO REALTY CORPORATION                                                                                 208,024
          6,218   PLUM CREEK TIMBER COMPANY<<                                                                              214,708
         18,186   PROLOGIS<<                                                                                               184,224
          5,184   PUBLIC STORAGE INCORPORATED                                                                              455,725
         11,168   SIMON PROPERTY GROUP INCORPORATED<<                                                                      901,816
          5,985   VENTAS INCORPORATED                                                                                      280,996
          6,039   VORNADO REALTY TRUST                                                                                     440,545
                                                                                                                         4,795,722
                                                                                                                   ---------------
RETAIL: 0.10%
         13,201   BEST BUY COMPANY INCORPORATED                                                                            446,986
          4,852   TIFFANY & COMPANY<<                                                                                      183,939
                                                                                                                           630,925
                                                                                                                   ---------------
RETAIL-AUTOMOBILE: 0.03%
          8,514   CARMAX INCORPORATED+                                                                                     169,429
                                                                                                                   ---------------
RETAIL-DRUG STORES: 0.16%
         37,336   WALGREEN COMPANY                                                                                         996,871
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.03%
          6,085   SEALED AIR CORPORATION                                                                                   119,996
          9,269   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                       92,134
                                                                                                                           212,130
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.21%
          9,759   AMERIPRISE FINANCIAL INCORPORATED                                                                        352,593
         37,346   CHARLES SCHWAB CORPORATION                                                                               529,566
          2,506   CME GROUP INCORPORATED                                                                                   705,564
          7,556   E*TRADE FINANCIAL CORPORATION+                                                                            89,312
          3,387   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                                70,145
          5,638   FRANKLIN RESOURCES INCORPORATED                                                                          485,939
         19,644   GOLDMAN SACHS GROUP INCORPORATED                                                                       2,578,668
          2,821   INTERCONTINENTAL EXCHANGE INCORPORATED<<+                                                                318,858
         17,827   INVESCO LIMITED                                                                                          300,028
          6,283   LEGG MASON INCORPORATED                                                                                  176,112

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         53,340   MORGAN STANLEY                                                                                   $     1,238,021
          5,562   NASDAQ STOCK MARKET INCORPORATED+                                                                         98,892
          9,959   NYSE EURONEXT INCORPORATED<<                                                                             275,167
          9,904   T. ROWE PRICE GROUP INCORPORATED<<                                                                        439,639
                                                                                                                         7,658,504
                                                                                                                   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.07%
         21,584   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                   157,995
         78,441   EMC CORPORATION+                                                                                       1,435,470
        212,320   INTEL CORPORATION                                                                                      4,129,624
          7,080   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                      196,399
         32,599   MICRON TECHNOLOGY INCORPORATED<<+                                                                        276,766
         21,835   NVIDIA CORPORATION+                                                                                      222,935
          8,776   SANDISK CORPORATION+                                                                                     369,206
                                                                                                                         6,788,395
                                                                                                                   ---------------
SOFTWARE: 1.88%
         20,088   ADOBE SYSTEMS INCORPORATED+                                                                              530,926
          6,926   BMC SOFTWARE INCORPORATED+                                                                               239,847
          2,603   CERNER CORPORATION<<+                                                                                    197,542
         12,509   ELECTRONIC ARTS INCORPORATED+                                                                            180,130
         11,986   INTUIT INCORPORATED+                                                                                     416,753
          5,953   MCAFEE INCORPORATED+                                                                                     182,876
        290,950   MICROSOFT CORPORATION                                                                                  6,694,760
         13,350   NOVELL INCORPORATED+                                                                                      75,828
        149,391   ORACLE CORPORATION                                                                                     3,205,931
          7,198   RED HAT INCORPORATED+                                                                                    208,310
                                                                                                                        11,932,903
                                                                                                                   ---------------
TELECOMMUNICATIONS: 0.52%
         15,394   AMERICAN TOWER CORPORATION CLASS A+                                                                      685,033
         88,686   MOTOROLA INCORPORATED+                                                                                   578,233
         62,596   QUALCOMM INCORPORATED                                                                                  2,055,653
                                                                                                                         3,318,919
                                                                                                                   ---------------
TELECOMMUNICATIONS EQUIPMENT: 0.15%
         59,558   CORNING INCORPORATED                                                                                     961,862
                                                                                                                   ---------------
TEXTILES - PRODUCTS: 0.02%
          5,016   CINTAS CORPORATION                                                                                       120,234
                                                                                                                   ---------------
TOBACCO PRODUCTS: 0.88%
         79,470   ALTRIA GROUP INCORPORATED                                                                              1,592,579
          5,832   LORILLARD INCORPORATED                                                                                   419,787
         70,667   PHILIP MORRIS INTERNATIONAL                                                                            3,239,375
          6,450   REYNOLDS AMERICAN INCORPORATED<<                                                                         336,174
                                                                                                                         5,587,915
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 0.05%
         28,407   SOUTHWEST AIRLINES COMPANY                                                                               315,602
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 0.47%
         14,719   GENERAL DYNAMICS CORPORATION                                                                             861,945
          6,059   GENUINE PARTS COMPANY                                                                                    239,028
          8,984   HARLEY-DAVIDSON INCORPORATED<<                                                                           199,714
          7,002   ITT CORPORATION<<                                                                                        314,530

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
TRANSPORTATION EQUIPMENT (continued)
         11,493   NORTHROP GRUMMAN CORPORATION                                                                     $       625,679
         13,924   PACCAR INCORPORATED                                                                                      555,150
         10,429   TEXTRON INCORPORATED<<                                                                                   176,980
                                                                                                                         2,973,026
                                                                                                                   ---------------
TRANSPORTATION SERVICES: 0.10%
          6,330   C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                   352,328
          8,123   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      280,325
                                                                                                                           632,653
                                                                                                                   ---------------
TRAVEL & RECREATION: 0.10%
         16,519   CARNIVAL CORPORATION                                                                                     499,535
          7,912   EXPEDIA INCORPORATED                                                                                     148,587
                                                                                                                           648,122
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.07%
          3,185   AIRGAS INCORPORATED                                                                                      198,107
          4,147   BROWN-FORMAN CORPORATION CLASS B<<                                                                       237,333
                                                                                                                           435,440
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.20%
         15,797   KIMBERLY-CLARK CORPORATION                                                                               957,772
          3,560   PATTERSON COMPANIES INCORPORATED                                                                         101,567
          2,364   W.W. GRAINGER INCORPORATED<<                                                                             235,100
                                                                                                                         1,294,439
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $388,357,858)                                                                                355,664,314
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                              RATE        DATE           VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.11%
$        29,074   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                  CLASS AA+/-                                                                0.68%    12/25/2034            24,385
        300,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                  CLASS 2A2+/-                                                               0.47     05/15/2036           198,618
        118,954   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                  2A1+/-                                                                     4.45     07/25/2043           118,729
        129,817   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                  2A1+/-                                                                     4.29     10/25/2043           129,112
        198,563   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                 9.50     11/25/2031           239,217
         16,439   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                        1.31     12/25/2034            13,887
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $813,012)                                                                  723,948
                                                                                                                   ---------------
AGENCY SECURITIES: 0.00%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
            731   FHLMC #170151                                                              10.50    01/01/2016               831
                                                                                                                   ---------------
TOTAL AGENCY SECURITIES (COST $731)                                                                                            831
                                                                                                                   ---------------
US TREASURY SECURITIES: 38.57%
US TREASURY BONDS: 38.57%
     18,281,000   US TREASURY BOND                                                           3.50     02/15/2039        16,981,331
     25,340,000   US TREASURY BOND<<                                                         4.25     05/15/2039        26,793,097
     11,173,000   US TREASURY BOND                                                           4.38     02/15/2038        12,080,806
     31,848,000   US TREASURY BOND                                                           4.38     11/15/2039        34,380,903

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                              RATE        DATE           VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
US TREASURY BONDS (continued)
$    12,133,000   US TREASURY BOND                                                           4.38%    05/15/2040   $    13,122,567
     18,043,000   US TREASURY BOND                                                           4.50     02/15/2036        19,931,886
     14,990,000   US TREASURY BOND                                                           4.50     05/15/2038        16,533,505
     28,739,000   US TREASURY BOND                                                           4.50     08/15/2039        31,653,307
     31,848,000   US TREASURY BOND<<                                                         4.63     02/15/2040        35,799,127
     10,370,000   US TREASURY BOND                                                           4.75     02/15/2037        11,906,056
     10,563,000   US TREASURY BOND                                                           5.00     05/15/2037        12,589,776
     10,640,000   US TREASURY BOND<<                                                         5.38     02/15/2031        13,090,510
                                                                                                                       244,862,871
                                                                                                                   ---------------
TOTAL US TREASURY SECURITIES (COST $231,612,732)                                                                       244,862,871
                                                                                                                   ---------------
Short-Term Investments: 16.08%
CORPORATE BONDS & NOTES: 0.97%
      2,859,031   GRYPHON FUNDING LIMITED(v)(a)(i)                                           0.00     08/05/2010         1,147,043
      8,983,267   VFNC CORPORATION(v)+++/-(a)(i)                                             0.35     09/29/2011         5,030,630
                                                                                                                         6,177,673
                                                                                                                   ---------------

SHARES                                                                                 YIELD

INVESTMENT COMPANIES: 12.15%
      5,631,801   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                       0.28                              5,631,801
     71,467,910   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)         0.35                             71,467,910
                                                                                                                        77,099,711
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
   PRINCIPAL                                                                                 RATE       DATE

US TREASURY BILLS: 2.96%
$    12,775,000   US TREASURY BILL###                                                        0.15     08/05/2010        12,773,016
      6,015,000   US TREASURY BILL###                                                        0.17     11/04/2010         6,010,626
                                                                                                                        18,783,642
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $100,515,194)                                                                       102,061,026
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $721,299,527)*                                                     110.79%                                       703,312,990
OTHER ASSETS AND LIABILITIES, NET                                        (10.79)                                       (68,512,717)
                                                                        -------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   634,800,273
                                                                        -------                                    ---------------

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(l)  INVESTMENT IN AN AFFILATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS $748,054,055 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $  66,245,601
     GROSS UNREALIZED DEPRECIATION    (110,986,666)
                                     -------------
     NET UNREALIZED DEPRECIATION     $ (44,741,065)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

GROWTH BALANCED FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.68%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $    43,037,132
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    25,692,803
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        6,028,984
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         43,131,266
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          42,863,178
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                128,906,548
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              29,179,808
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                    19,630,764
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                  19,873,609
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                   19,701,244
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                   19,835,902
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                12,861,004
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  90,166,723
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 204,666,659
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                       17,261,810
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                  11,197,558
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    1,699,688
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                             15,419,527
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     58,476,081
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $840,220,620)                                                  809,630,288
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
   PRINCIPAL                                                                                 RATE        DATE

SHORT-TERM INVESTMENTS: 1.61%
US TREASURY BILLS: 1.61%
$    10,000,000   US TREASURY BILL###                                                        0.15%    08/05/2010         9,998,446
      3,185,000   US TREASURY BILL###                                                        0.17     11/04/2010         3,182,660
                                                                                                                        13,181,106
                                                                                                                   ---------------
TOTAL  SHORT-TERM INVESTMENTS (COST $13,181,106)                                                                        13,181,106
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $853,401,726)*                                                     100.29%                                       822,811,394
OTHER ASSETS AND LIABILITIES, NET                                         (0.29)                                        (2,357,788)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   820,453,606
                                                                         ------                                    ---------------

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $866,484,584 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 12,418,173
     GROSS UNREALIZED DEPRECIATION    (56,091,363)
                                     ------------
     NET UNREALIZED DEPRECIATION     $(43,673,190)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

MODERATE BALANCED FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.04%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $     6,569,970
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     3,885,652
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          918,889
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                          6,565,584
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           6,436,918
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 19,646,460
             NA   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                               9,371,450
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     3,003,990
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   3,042,750
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    3,011,487
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    3,033,255
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 1,963,236
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  13,628,521
             NA   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                  65,658,618
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        2,645,246
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   1,708,413
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      258,116
             NA   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                         31,214,268
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              2,347,622
             NA   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     18,766,737
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $207,015,251)                                                  203,677,182
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
   PRINCIPAL                                                                                 RATE        DATE

SHORT-TERM INVESTMENTS: 1.16%
US TREASURY BILL: 1.16%
$     2,360,000   US TREASURY BILL###                                                        0.15%    08/05/2010         2,359,633
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,359,633)                                                                           2,359,633
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $209,374,884)*                                                     101.20%                                       206,036,815
OTHER ASSETS AND LIABILITIES, NET                                         (1.20)                                        (2,450,527)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   203,586,288
                                                                         ------                                    ---------------

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $211,943,634 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $  4,167,117
     GROSS UNREALIZED DEPRECIATION    (10,073,936)
                                     ------------
     NET UNREALIZED DEPRECIATION     $ (5,906,819)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds' portfolios of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

WELLS FARGO ADVANTAGE ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management"), and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.


STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

                               Restructured
                              SIVs ($Value)   % of Net Assets
                              -------------   ---------------
Index Asset Allocation Fund     $6,177,673          0.97

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating

WELLS FARGO ADVANTAGE ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

WELLS FARGO ADVANTAGE ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

                                                        SIGNIFICANT
                                                           OTHER        SIGNIFICANT
                                                         OBSERVABLE    UNOBSERVABLE
                                        QUOTED PRICES      INPUTS         INPUTS
INVESTMENTS IN SECURITIES                 (LEVEL 1)      (LEVEL 2)       (LEVEL 3)        TOTAL
--------------------------------------  -------------   ------------   ------------   ------------
AGGRESSIVE ALLOCATION FUND
   Equity securities
      AFFILIATED MASTER PORTFOLIOS       $          0   $ 90,924,525    $        0    $ 90,924,525
   U.S. Treasury obligations                        0      1,544,760             0       1,544,760
                                         ------------   ------------    ----------    ------------
                                         $          0   $ 92,469,285    $        0    $ 92,469,285
                                         ============   ============    ==========    ============
CONSERVATIVE ALLOCATION FUND
   Equity securities
      AFFILIATED MASTER PORTFOLIOS       $          0   $330,134,343    $        0    $330,134,343
   U.S. Treasury obligations                        0      1,839,714             0       1,839,714
                                         ------------   ------------    ----------    ------------
                                         $          0   $331,974,057    $        0    $331,974,057
                                         ============   ============    ==========    ============
GROWTH BALANCED FUND
   Equity securities
      AFFILIATED MASTER PORTFOLIOS       $          0   $809,630,288    $        0    $809,630,288
   U.S. Treasury obligations                        0     13,181,106             0      13,181,106
                                         ------------   ------------    ----------    ------------
                                         $          0   $822,811,394    $        0    $822,811,394
                                         ============   ============    ==========    ============
INDEX ASSET ALLOCATION FUND
   Equity securities
      COMMON STOCK                       $355,664,314   $          0    $        0    $355,664,314
   Agency securities                                0            831             0             831
   Collateralized Mortgage Obligations              0        723,948             0         723,948
   Corporate bonds and notes                        0              0     6,177,673       6,177,673
   Investment companies                     5,631,801     71,467,910             0      77,099,711
   U.S. Treasury obligations              244,862,871     18,783,642             0     263,646,513
                                         ------------   ------------    ----------    ------------
                                         $606,158,986   $ 90,976,331    $6,177,673    $703,312,990
                                         ============   ============    ==========    ============
MODERATE BALANCED FUND
   Equity securities
      AFFILIATED MASTER PORTFOLIOS       $          0   $203,677,182    $        0    $206,036,815
   U.S. Treasury obligations                        0      2,359,633             0       2,359,633
                                         ------------   ------------    ----------    ------------
                                         $          0   $206,036,815    $        0    $206,036,815
                                         ============   ============    ==========    ============

As of June 30, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                               Significant
                                                  Other       Significant
                                                Observable   Unobservable
                               Quoted Prices     Inputs         Inputs
Other financial instruments      (Level 1)      (level 2)      (Level 3)       Total
----------------------------   -------------   -----------   ------------   -----------
AGGRESSIVE ALLOCATION FUND
   Futures contracts            $  (717,695)        $0            $0        $  (717,695)
CONSERVATIVE ALLOCATION FUND
   Futures contracts               (868,749)         0             0           (868,749)
GROWTH BALANCED FUND
   Futures contracts             (6,431,885)         0             0         (6,431,885)
INDEX ASSET ALLOCATION FUND
   Futures contracts             (8,060,252)         0             0         (8,060,252)
MODERATE BALANCED FUND
   Futures contracts             (1,050,684)         0             0         (1,050,684)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

WELLS FARGO ADVANTAGE ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX ASSET ALLOCATION FUND

                                                         CORPORATE BONDS
                                                             AND NOTES
                                                         ---------------
   BALANCE AS SEPTEMBER 30, 2009                           $ 5,428,124
      Accrued discounts (premiums)                                   0
      Realized gain (loss)                                  (4,360,890)
      Change in unrealized appreciation (depreciation)       1,708,803
      Net purchases (sales)                                  3,401,636
      Net transfer in (out) of Level 3
   BALANCE AS OF JUNE 30, 2010                               6,177,673

Change in unrealized appreciation (depreciation)
   relating to securities held at the end of
   reporting period.                                       $ 1,136,597

DERIVATIVE TRANSACTIONS

During the nine months ended June 30, 2010, the Fund entered into futures contracts for hedging purposes.

At June 30, 2010, the following Funds had long/short futures contracts outstanding as follow:

                                                                            INITIAL                      NET UNREALIZED
                                                                            CONTRACT     VALUE AT JUNE    APPRECIATION/
                              EXPIRATION  CONTRACTS          TYPE            AMOUNT         30, 2010     (DEPRECIATION)
                              ----------  -----------  ----------------  -------------   -------------   --------------
AGGRESSIVE ALLOCATION FUND     Sep 2010       52 Long     S&P 500 Index  $  13,666,210   $  13,345,800    $  (320,410)
                               Sep 2010     111 Short  US Treasury Bond    (13,755,215)    (14,152,500)      (397,285)
CONSERVATIVE ALLOCATION FUND   Sep 2010       61 Long     S&P 500 Index     16,053,576      15,655,650       (397,926)
                               Sep 2010     134 Short  US Treasury Bond    (16,614,177)    (17,085,000)      (470,823)
GROWTH BALANCED FUND           Sep 2010      475 Long     S&P 500 Index    124,847,496     121,908,750     (2,938,746)
                               Sep 2010     980 Short  US Treasury Bond   (121,456,861)   (124,950,000)    (3,493,139)
INDEX ASSET ALLOCATION FUND    Sep 2010      620 Long     S&P 500 Index    162,986,336     159,123,000     (3,863,336)
                               Sep 2010       58 Long  US Treasury Bond      7,195,781       7,395,000        199,219
                               Sep 2010   1,237 Short  US Treasury Bond   (153,321,365)   (157,717,500)    (4,396,135)
MODERATE BALANCE FUND          Sep 2010       77 Long     S&P 500 Index     20,236,503      19,762,050       (474,453)
                               Sep 2010     164 Short  US Treasury Bond    (20,333,769)    (20,910,000)      (576,231)

The Aggressive Allocation Fund, Conservative Allocation Fund, Growth Balanced Fund, Index Asset Allocation Fund and Moderate Balanced Fund had average contract amounts of $$29,879,684, $33,043,788, $261,730,355, $359,282,086 and
$45,078,494 in future contracts during the nine months ended June 30, 2010.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

C&B LARGE CAP VALUE FUND

  FACE/SHARE
    AMOUNT        SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.67%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $   413,500,225
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $449,075,361)                                                  413,500,225
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $449,075,361)*                                                      99.67%                                       413,500,225
OTHER ASSETS AND LIABILITIES, NET                                          0.33                                          1,355,613
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   414,855,838
                                                                         ------                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $459,658,616 AND NET UNREALIZED (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $          0
     GROSS UNREALIZED DEPRECIATION    (46,158,391)
                                     ------------
     NET UNREALIZED DEPRECIATION     $(46,158,391)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED EQUITY FUND

  FACE/SHARE
    AMOUNT        SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.14%
             NA   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $    30,790,225
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    18,252,128
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        4,338,496
             NA   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         30,810,771
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          30,228,232
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 92,152,711
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                    13,903,067
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                  14,050,433
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                   13,828,622
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                   13,830,810
             NA   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 9,196,096
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  63,330,773
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                       12,256,680
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   7,978,821
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    1,210,832
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                             10,863,325
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $375,242,529)                                                  367,022,022
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $375,242,529)*                                                     100.14%                                       367,022,022
OTHER ASSETS AND LIABILITIES, NET                                         (0.14)                                          (507,465)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   366,514,557
                                                                         ------                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $387,684,421 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $  2,628,709
     GROSS UNREALIZED DEPRECIATION    (23,291,108)
                                     ------------
     NET UNREALIZED DEPRECIATION     $(20,662,399)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

DIVERSIFIED SMALL CAP FUND

  FACE/SHARE
    AMOUNT        SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.05%
            NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                   $    13,577,235
            NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        37,548,629
            NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   24,555,505
            NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                     3,729,888
            NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              33,489,020
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $103,535,374)                                                  112,900,277
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $103,535,374)*                                                     100.05%                                       112,900,277
OTHER ASSETS AND LIABILITIES, NET                                         (0.05)                                           (52,592)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   112,847,685
                                                                         ------                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $116,938,388 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 14,684,858
     GROSS UNREALIZED DEPRECIATION    (18,722,969)
                                     ------------
     NET UNREALIZED DEPRECIATION     $ (4,038,111)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

EMERGING GROWTH FUND

  FACE/SHARE
    AMOUNT        SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.11%
             NA   WELLS FARGO ADVANTTAGE EMERGING GROWTH PORTFOLIO                                                 $     3,351,942
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $3,111,024)                                                      3,351,942
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,111,024)*                                                        98.11%                                         3,351,942
OTHER ASSETS AND LIABILITIES, NET                                          1.89                                             64,491
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $     3,416,433
                                                                         ------                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,204,892 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $147,050
     GROSS UNREALIZED DEPRECIATION          0
                                     --------
     NET UNREALIZED APPRECIATION     $147,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY INCOME FUND@

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 99.54%
APPAREL & ACCESSORY STORES: 1.13%
         16,866   VF CORPORATION                                                                                   $     1,200,522
                                                                                                                   ---------------
BEVERAGES: 2.00%
         35,033   PEPSICO INCORPORATED                                                                                   2,135,261
                                                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.18%
         45,031   HOME DEPOT INCORPORATED                                                                                1,264,020
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 3.24%
         25,474   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  1,650,970
         52,326   E.I. DU PONT DE NEMOURS & COMPANY                                                                      1,809,956
                                                                                                                         3,460,926
                                                                                                                   ---------------
COMMUNICATIONS: 5.64%
        119,483   AT&T INCORPORATED                                                                                      2,890,294
         36,246   SYMANTEC CORPORATION+                                                                                    503,094
          6,062   TIME WARNER CABLE INCORPORATED                                                                           315,709
         82,514   VERIZON COMMUNICATIONS INCORPORATED                                                                    2,312,042
                                                                                                                         6,021,139
                                                                                                                   ---------------
COMPUTER TECHNOLOGIES: 3.51%
         49,031   HEWLETT-PACKARD COMPANY                                                                                2,122,062
         13,157   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,624,626
                                                                                                                         3,746,688
                                                                                                                   ---------------
CONGLOMERATES: 2.07%
        153,473   GENERAL ELECTRIC COMPANY                                                                               2,213,081
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 8.18%
        211,044   BANK OF AMERICA CORPORATION                                                                            3,032,702
        100,153   BANK OF NEW YORK MELLON CORPORATION                                                                    2,472,778
        144,168   US BANCORP                                                                                             3,222,155
                                                                                                                         8,727,635
                                                                                                                   ---------------
DIVERSIFIED MANUFACTURING: 2.29%
         62,669   HONEYWELL INTERNATIONAL INCORPORATED                                                                   2,445,971
                                                                                                                   ---------------
EATING & DRINKING PLACES: 1.41%
         22,917   MCDONALD'S CORPORATION                                                                                 1,509,543
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 10.63%
         38,161   DOMINION RESOURCES INCORPORATED                                                                        1,478,357
         48,900   EMERSON ELECTRIC COMPANY                                                                               2,136,441
         12,084   FIRSTENERGY CORPORATION                                                                                  425,719
         62,048   NEXTERA ENERGY INCORPORATED                                                                            3,025,460
          8,950   PG&E CORPORATION                                                                                         367,845
         43,413   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           1,360,129
         39,285   UNITED TECHNOLOGIES CORPORATION                                                                        2,549,989
                                                                                                                        11,343,940
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.32%
          42,286  NOKIA OYJ ADR<<                                                                                          344,631
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY INCOME FUND@

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
FINANCIAL SERVICES: 5.29%
        127,095   JPMORGAN CHASE & COMPANY                                                                         $     4,652,948
         29,466   STATE STREET CORPORATION                                                                                 996,540
                                                                                                                         5,649,488
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 0.84%
         23,720   MCCORMICK & COMPANY INCORPORATED                                                                         900,411
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 2.82%
         61,219   TARGET CORPORATION                                                                                     3,010,138
                                                                                                                   ---------------
HOUSEHOLD PRODUCTS, WARE: 2.11%
          6,642   COLGATE-PALMOLIVE COMPANY                                                                                523,124
         20,375   FORTUNE BRANDS INCORPORATED                                                                              798,293
         15,443   PROCTER & GAMBLE COMPANY                                                                                 926,271
                                                                                                                         2,247,688
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.86%
         25,189   3M COMPANY                                                                                             1,989,679
                                                                                                                   ---------------
INSURANCE CARRIERS: 6.55%
         68,035   METLIFE INCORPORATED                                                                                   2,569,002
         28,575   PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,533,335
         58,737   THE TRAVELERS COMPANIES INCORPORATED                                                                   2,892,797
                                                                                                                         6,995,134
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.86%
         13,512   BECTON DICKINSON & COMPANY                                                                               913,681
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.09%
         32,022   MEDTRONIC INCORPORATED                                                                                 1,161,438
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 2.23%
         17,636   COSTCO WHOLESALE CORPORATION                                                                             966,982
         48,255   CVS CAREMARK CORPORATION                                                                               1,414,837
                                                                                                                         2,381,819
                                                                                                                   ---------------
MOTION PICTURES: 1.53%
         23,366   TIME WARNER INCORPORATED                                                                                 675,511
         30,552   WALT DISNEY COMPANY                                                                                      962,388
                                                                                                                         1,637,899
                                                                                                                   ---------------
NETWORKING: 1.09%
         54,806   CISCO SYSTEMS INCORPORATED+                                                                            1,167,916
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.24%
         39,025   AMERICAN EXPRESS COMPANY                                                                               1,549,293
         20,803   CAPITAL ONE FINANCIAL CORPORATION                                                                        838,361
                                                                                                                         2,387,654
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 2.13%
          4,489   APACHE CORPORATION                                                                                       377,929
         48,758   CHESAPEAKE ENERGY CORPORATION                                                                          1,021,480

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY INCOME FUND@

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
OIL & GAS EXTRACTION (continued)
         11,388   OCCIDENTAL PETROLEUM CORPORATION                                                                 $       878,584
                                                                                                                         2,277,993
                                                                                                                   ---------------
OIL & OIL SERVICES: 1.55%
         67,532   HALLIBURTON COMPANY                                                                                    1,657,911
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 14.06%
         70,768   CHEVRON CORPORATION                                                                                    4,802,316
         76,104   CONOCOPHILLIPS                                                                                         3,735,945
         82,173   EXXON MOBIL CORPORATION                                                                                4,689,613
         57,235   MARATHON OIL CORPORATION                                                                               1,779,436
                                                                                                                        15,007,310
                                                                                                                   ---------------
PHARMACEUTICALS: 6.63%
         51,009   ABBOTT LABORATORIES                                                                                    2,386,201
         50,417   BRISTOL-MYERS SQUIBB COMPANY                                                                           1,257,400
         21,026   JOHNSON & JOHNSON                                                                                      1,241,796
         30,100   MERCK & COMPANY INCORPORATED                                                                           1,052,597
         79,685   PFIZER INCORPORATED                                                                                    1,136,308
                                                                                                                         7,074,302
                                                                                                                   ---------------
PRINTING & PUBLISHING: 0.43%
         16,234   MCGRAW-HILL COMPANIES INCORPORATED                                                                       456,825
                                                                                                                   ---------------
RETAIL: 0.31%
          9,630   BEST BUY COMPANY INCORPORATED                                                                            326,072
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.22%
         36,107   AMERIPRISE FINANCIAL INCORPORATED                                                                      1,304,546
                                                                                                                   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.19%
         65,342   INTEL CORPORATION                                                                                      1,270,902
                                                                                                                   ---------------
SOFTWARE: 1.91%
         29,961   MICROSOFT CORPORATION                                                                                    689,403
         62,613   ORACLE CORPORATION                                                                                     1,343,675
                                                                                                                         2,033,078
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $107,153,207)                                                                                106,265,241
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE        DATE           VALUE

SHORT-TERM INVESTMENTS: 0.97%
CORPORATE BONDS & NOTES: 0.15%
$       139,515   GRYPHON FUNDING LIMITED(a)(v)(i)                                           0.00%    08/05/2010            55,973
        181,493   VFNC CORPORATION+++/-(a)(v)(i)                                             0.35     09/29/2011           101,636
                                                                                                                           157,609
                                                                                                                   ---------------
    SHARES                                                                                  YIELD

INVESTMENT COMPANIES: 0.82%
         705,456  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                             0.28                          705,456

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY INCOME FUND@

     SHARES       SECURITY NAME                                                              YIELD                      VALUE
---------------   ----------------------------------------------------------------------   --------                ---------------
INVESTMENT COMPANIES (continued)
        172,391   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)               0.35%                 $       172,391
                                                                                                                           877,847
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $995,219)                                                                             1,035,456
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $108,148,426)*                                                     100.51%                                   $   107,300,697
OTHER ASSETS AND LIABILITIES, NET                                         (0.51)                                          (545,622)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   106,755,075
                                                                         ------                                    ----------------

@ AT THE CLOSE OF BUSINESS ON JULY 16, 2010, THE NET ASSETS OF THE FUND WERE ACQUIRED BY WELLS FARGO ADVANTAGE DISCIPLINED VALUE FUND AND SHAREHOLDERS OF THE FUND BECAME SHAREHOLDERS OF WELLS FARGO ADVANTAGE DISCIPLINED VALUE FUND.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(i)  ILLIQUID SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $108,645,514 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 17,454,474
     GROSS UNREALIZED DEPRECIATION    (18,799,291)
                                     ------------
     NET UNREALIZED DEPRECIATION     $ (1,344,817)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

EQUITY VALUE FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.51%
             NA   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                     $   181,095,045
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $182,327,777)                                                  181,095,045
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $182,327,777)*                                                      99.51%                                       181,095,045
OTHER ASSETS AND LIABILITIES, NET                                          0.49                                            894,620
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   181,989,665
                                                                         ------                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $183,735,320 AND NET UNREALIZED (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $         0
     GROSS UNREALIZED DEPRECIATION    (2,640,275)
                                     -----------
     NET UNREALIZED DEPRECIATION     $(2,640,275)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

GROWTH EQUITY FUND@

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 105.11%
             NA   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                               $     4,933,477
             NA   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        4,085,065
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     7,593,103
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   7,668,875
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    7,553,874
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    7,591,325
             NA   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  29,605,044
             NA   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                       11,484,060
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   7,597,494
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    1,132,670
             NA   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                             10,457,706
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $111,214,127)                                                   99,702,693
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $111,214,127)*                                                     105.11%                                        99,702,693
OTHER ASSETS AND LIABILITIES, NET                                         (5.11)                                        (4,845,691)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $    94,857,002
                                                                         ------                                    ---------------

@ AT THE CLOSE OF BUSINESS ON JULY 16, 2010, THE NET ASSETS OF THE FUND WERE ACQUIRED BY WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND AND SHAREHOLDERS OF THE FUND BECAME SHAREHOLDERS OF WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $118,801,873 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $  4,481,673
     GROSS UNREALIZED DEPRECIATION    (23,580,853)
                                     ------------
     NET UNREALIZED DEPRECIATION      (19,099,180)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL VALUE FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.67%
             NA   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                              $   226,471,844
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $293,684,826)                                                  226,471,844
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $293,684,826)*                                                      99.67%                                       226,471,844
OTHER ASSETS AND LIABILITIES, NET                                          0.33                                            743,215
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   227,215,059
                                                                         ------                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $294,281,826 AND NET UNREALIZED (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $          0
     GROSS UNREALIZED DEPRECIATION    (67,809,982)
                                     ------------
     NET UNREALIZED DEPRECIATION     $(67,809,982)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION FUND@

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 99.97%
AEROSPACE, DEFENSE: 2.51%
          5,978   BOEING COMPANY                                                                                   $       375,120
          5,007   GOODRICH CORPORATION                                                                                     331,714
                                                                                                                           706,834
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 1.13%
          8,754   COACH INCORPORATED                                                                                       319,959
                                                                                                                   ---------------
AUTO & TRUCKS: 1.08%
         30,241   FORD MOTOR COMPANY+<<                                                                                    304,829
                                                                                                                   ---------------
AUTO PARTS & EQUIPMENT: 1.07%
         11,245   JOHNSON CONTROLS INCORPORATED                                                                            302,153
                                                                                                                   ---------------
BIOPHARMACEUTICALS: 0.89%
          7,360   GILEAD SCIENCES INCORPORATED+                                                                            252,301
                                                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.25%
         12,529   HOME DEPOT INCORPORATED                                                                                  351,689
                                                                                                                   ---------------
BUSINESS SERVICES: 1.19%
          9,768   OMNICOM GROUP INCORPORATED                                                                               335,042
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 1.35%
         11,000   E.I. DU PONT DE NEMOURS & COMPANY                                                                        380,490
                                                                                                                   ---------------
COAL MINING: 1.18%
          8,524   PEABODY ENERGY CORPORATION                                                                               333,544
                                                                                                                   ---------------
COMMUNICATIONS: 1.02%
         16,559   COMCAST CORPORATION CLASS A                                                                              287,630
                                                                                                                   ---------------
COMPUTER TECHNOLOGIES: 5.37%
          4,172   APPLE INCORPORATED+                                                                                    1,049,383
          3,763   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              464,655
                                                                                                                         1,514,038
                                                                                                                   ---------------
DATA SERVICES: 1.33%
         10,028   NETAPP INCORPORATED+                                                                                     374,145
                                                                                                                   ---------------
DEPARTMENT STORES: 1.03%
          8,990   NORDSTROM INCORPORATED                                                                                   289,388
                                                                                                                   ---------------
E-COMMERCE/SERVICES: 4.23%
          2,949   AMAZON.COM INCORPORATED+                                                                                 322,208
         14,622   EBAY INCORPORATED+                                                                                       286,737
          1,310   GOOGLE INCORPORATED CLASS A+                                                                             582,885
                                                                                                                         1,191,830
                                                                                                                   ---------------
EATING & DRINKING PLACES: 1.53%
          6,531   MCDONALD'S CORPORATION                                                                                   430,197
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.19%
          7,689   EMERSON ELECTRIC COMPANY                                                                                 335,932
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION FUND@

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.70%
         12,535   BROADCOM CORPORATION CLASS A                                                                     $       413,279
          6,525   COOPER INDUSTRIES PLC                                                                                    287,100
         12,325   KLA-TENCOR CORPORATION                                                                                   343,621
                                                                                                                         1,044,000
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 3.79%
          8,178   GENERAL MILLS INCORPORATED                                                                               290,483
          8,745   H.J. HEINZ COMPANY                                                                                       377,959
          8,343   THE HERSHEY COMPANY<<                                                                                    399,880
                                                                                                                         1,068,322
                                                                                                                   ---------------
FOOD STORES: 2.31%
         13,178   STARBUCKS CORPORATION<<                                                                                   320,225
          9,156   WHOLE FOODS MARKET INCORPORATED+                                                                         329,799
                                                                                                                           650,024
                                                                                                                   ---------------
FURNITURE & FIXTURES: 0.95%
         13,317   LEGGETT & PLATT INCORPORATED<<                                                                            267,139
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 1.24%
          7,292   WAL-MART STORES INCORPORATED                                                                             350,526
                                                                                                                   ---------------
HEALTH CARE: 1.21%
          5,936   HOSPIRA INCORPORATED+                                                                                    341,023
                                                                                                                   ---------------
HEALTH SERVICES: 3.89%
         12,195   AMERISOURCEBERGEN CORPORATION                                                                            387,191
         10,460   CARDINAL HEALTH INCORPORATED                                                                             351,561
          5,326   MCKESSON CORPORATION                                                                                     357,694
                                                                                                                         1,096,446
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.25%
          9,506   BED BATH & BEYOND INCORPORATED+<<                                                                         352,482
                                                                                                                   ---------------
HOUSEHOLD PRODUCTS, WARE: 1.31%
          6,165   PROCTER & GAMBLE COMPANY                                                                                 369,777
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.97%
          4,709   3M COMPANY                                                                                               371,964
          8,979   DOVER CORPORATION                                                                                        375,232
          7,444   JOY GLOBAL INCORPORATED                                                                                  372,870
                                                                                                                         1,120,066
                                                                                                                   ---------------
INSURANCE CARRIERS: 3.64%
         14,042   LINCOLN NATIONAL CORPORATION                                                                             341,080
          8,660   METLIFE INCORPORATED                                                                                     327,002
          6,666   PRUDENTIAL FINANCIAL INCORPORATED                                                                        357,698
                                                                                                                         1,025,780
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.47%
         11,458   AGILENT TECHNOLOGIES INCORPORATED+                                                                       325,751
          7,564   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   371,014
                                                                                                                           696,765
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION FUND@

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
MEDIA - COMMUNICATION: 0.94%
          7,815   DIRECTV+                                                                                         $       265,085
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.59%
          8,650   COVIDIEN LIMITED                                                                                         347,557
          8,410   MEDTRONIC INCORPORATED                                                                                   305,031
          6,880   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                     359,686
                                                                                                                         1,012,274
                                                                                                                   ---------------
METAL MINING: 1.29%
          5,914   NEWMONT MINING CORPORATION                                                                               365,130
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.44%
         16,574   MATTEL INCORPORATED                                                                                      350,706
          9,554   TYCO INTERNATIONAL LIMITED                                                                               336,587
                                                                                                                           687,293
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 1.25%
          6,426   COSTCO WHOLESALE CORPORATION                                                                             352,338
                                                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.28%
          6,332   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               360,227
                                                                                                                   ---------------
NETWORKING: 2.28%
         30,163   CISCO SYSTEMS INCORPORATED+                                                                              642,774
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.35%
          9,559   AMERICAN EXPRESS COMPANY                                                                                 379,492
                                                                                                                   ---------------
OFFICE EQUIPMENT: 1.08%
         37,827   XEROX CORPORATION                                                                                        304,129
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 1.23%
          4,506   OCCIDENTAL PETROLEUM CORPORATION                                                                         347,638
                                                                                                                   ---------------
OIL FIELD EQUIPMENT & SERVICES: 0.95%
          8,128   NATIONAL OILWELL VARCO INCORPORATED                                                                      268,793
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.35%
          4,824   CHEVRON CORPORATION                                                                                      327,357
          5,860   EXXON MOBIL CORPORATION                                                                                  334,430
                                                                                                                           661,787
                                                                                                                   ---------------
PHARMACEUTICALS: 3.20%
          6,745   ABBOTT LABORATORIES                                                                                      315,531
          9,940   JOHNSON & JOHNSON                                                                                        587,056
                                                                                                                           902,587
                                                                                                                   ---------------
RAILROAD TRANSPORTATION: 0.97%
          5,137   NORFOLK SOUTHERN CORPORATION                                                                             272,518
                                                                                                                   ---------------
RETAIL: 1.08%
          8,962   BEST BUY COMPANY INCORPORATED                                                                            303,453
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.98%
          2,088   GOLDMAN SACHS GROUP INCORPORATED                                                                         274,092

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION FUND@

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         10,649   LAZARD LIMITED                                                                                   $       284,435
                                                                                                                           558,527
                                                                                                                   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.35%
         21,638   EMC CORPORATION+                                                                                         395,975
         26,170   NVIDIA CORPORATION+                                                                                      267,196
                                                                                                                           663,171
                                                                                                                   ---------------
SOFTWARE: 5.76%
         33,979   ACTIVISION BLIZZARD INCORPORATED                                                                         356,440
         34,887   MICROSOFT CORPORATION                                                                                    802,750
         21,623   ORACLE CORPORATION                                                                                       464,030
                                                                                                                         1,623,220
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.01%
          9,553   OWENS CORNING INCORPORATED+<<                                                                            285,730
                                                                                                                   ---------------
TELECOMMUNICATIONS: 1.33%
          8,426   AMERICAN TOWER CORPORATION CLASS A+                                                                      374,957
                                                                                                                   ---------------
TOBACCO PRODUCTS: 1.37%
          8,447   PHILIP MORRIS INTERNATIONAL                                                                              387,210
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 1.19%
         30,258   SOUTHWEST AIRLINES COMPANY                                                                               336,166
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.62%
          5,648   KIMBERLY-CLARK CORPORATION                                                                               342,438
          3,984   W.W. GRAINGER INCORPORATED<<                                                                             396,210
                                                                                                                           738,648
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $26,804,074)                                                                                  28,185,498
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
   PRINCIPAL                                                                                 RATE        DATE
---------------                                                                            --------   ----------
SHORT-TERM INVESTMENTS: 7.19
CORPORATE BONDS & NOTES: 1.07%
$       267,715   GRYPHON FUNDING LIMITED(i)(a)(v)                                           0.00%    08/05/2010           107,407
        348,266   VFNC CORPORATION+/-++(i)(a)(v)                                             0.35     09/29/2011           195,029
                                                                                                                           302,436
                                                                                                                   ---------------

    SHARES                                                                                   YIELD
------------------                                                                         --------
INVESTMENT COMPANIES: 6.12%
         64,892   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                             0.28                           64,892
      1,659,814   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(u)(l)               0.35                        1,659,814
                                                                                                                         1,724,706
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,949,930)                                                                           2,027,142
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION FUND@

TOTAL INVESTMENTS IN SECURITIES
(COST $28,754,004)*                                                      107.16%                                   $    30,212,640
OTHER ASSETS AND LIABILITIES, NET                                         (7.16)                                        (2,018,071)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $    28,194,569
                                                                         ------                                    ---------------

@ AT THE CLOSE OF BUSINESS ON JULY 16, 2010, THE NET ASSETS OF THE FUND WERE ACQUIRED BY WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND AND SHAREHOLDERS OF THE FUND BECAME SHAREHOLDERS OF WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(i)  ILLIQUID SECURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $28,569,938 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 3,089,845
     GROSS UNREALIZED DEPRECIATION    (1,447,143)
                                     -----------
     NET UNREALIZED APPRECIATION     $ 1,642,702

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE COMPANY GROWTH FUND@

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.64%
APPAREL & ACCESSORY STORES: 1.52%
         96,515   KOHL'S CORPORATION+                                                                              $     4,584,463
                                                                                                                   ---------------
BIOPHARMACEUTICALS: 2.65%
        157,301   GENZYME CORPORATION+                                                                                   7,986,172
                                                                                                                   ---------------
BIOTECHNOLOGY: 1.14%
         65,180   AMGEN INCORPORATED+                                                                                    3,428,468
                                                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.72%
        173,042   FASTENAL COMPANY                                                                                       8,684,978
        417,312   LOWE'S COMPANIES INCORPORATED                                                                          8,521,511
                                                                                                                        17,206,489
                                                                                                                   ---------------
BUSINESS SERVICES: 2.98%
        132,263   AUTOMATIC DATA PROCESSING INCORPORATED                                                                 5,324,908
         54,220   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                  3,632,198
                                                                                                                         8,957,106
                                                                                                                   ---------------
COMMERCIAL SERVICES: 3.74%
        433,215   PAYCHEX INCORPORATED                                                                                  11,250,594
                                                                                                                   ---------------
COMPUTER TECHNOLOGIES: 7.11%
         84,977   APPLE INCORPORATED+                                                                                   21,374,265
                                                                                                                   ---------------
E-COMMERCE/SERVICES: 10.10%
        103,430   AMAZON.COM INCORPORATED+                                                                              11,300,762
        160,863   EBAY INCORPORATED+                                                                                     3,154,523
         35,816   GOOGLE INCORPORATED CLASS A+                                                                          15,936,329
                                                                                                                        30,391,614
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.63%
        176,391   LINEAR TECHNOLOGY CORPORATION<<                                                                        4,905,434
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 8.22%
        342,318   TARGET CORPORATION                                                                                    16,831,776
        164,124   WAL-MART STORES INCORPORATED                                                                           7,889,441
                                                                                                                        24,721,217
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.19%
        264,143   MEDTRONIC INCORPORATED                                                                                 9,580,467
                                                                                                                   ---------------
NETWORKING: 5.08%
        716,338   CISCO SYSTEMS INCORPORATED+                                                                           15,265,163
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.18%
         92,774   VISA INCORPORATED CLASS A                                                                              6,563,761
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 2.37%
        128,660   SCHLUMBERGER LIMITED<<                                                                                 7,120,044
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 19.13%
      1,060,123   CHARLES SCHWAB CORPORATION                                                                            15,032,544
         12,402   CME GROUP INCORPORATED                                                                                 3,491,783
         99,406   FRANKLIN RESOURCES INCORPORATED                                                                        8,567,803

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE COMPANY GROWTH FUND@

     SHARES       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
        163,713   GOLDMAN SACHS GROUP INCORPORATED                                                                 $    21,490,606
        201,513   T. ROWE PRICE GROUP INCORPORATED                                                                       8,945,162
                                                                                                                        57,527,898
                                                                                                                   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 6.78%
        449,100   EMC CORPORATION+                                                                                       8,218,530
        625,669   INTEL CORPORATION                                                                                     12,169,262
                                                                                                                        20,387,792
                                                                                                                   ---------------
SOFTWARE: 4.97%
        649,374   MICROSOFT CORPORATION                                                                                 14,942,096
                                                                                                                   ---------------
TELECOMMUNICATIONS: 4.55%
        416,946   QUALCOMM INCORPORATED                                                                                 13,692,507
                                                                                                                   ---------------
TRANSPORTATION SERVICES: 5.58%
        157,234   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                   8,751,644
        232,606   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                    8,027,231
                                                                                                                        16,778,875
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $312,541,139)                                                                                296,664,425
                                                                                                                   ---------------

                                                                                           INTEREST    MATURITY
   PRINCIPAL      SECURITY NAME                                                              RATE        DATE

SHORT-TERM INVESTMENTS: 5.23%
CORPORATE BONDS & NOTES: 0.61%
$     1,603,765   GRYPHON FUNDING LIMITED(a)(v)(i)                                           0.00%    08/05/2010           643,430
      2,086,317   VFNC CORPORATION++(a)(v)(i)+/-                                             0.35     09/29/2011         1,168,338
                                                                                                                         1,811,768
                                                                                                                   ---------------

     SHARES                                                                                  YIELD

INVESTMENT COMPANIES: 4.62%
      4,557,998   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                             0.28                        4,557,998
      9,341,982   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)               0.35                        9,341,982
                                                                                                                        13,899,980
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,249,205)                                                                         15,711,748
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $327,790,344)*                                                     103.87%                                   $   312,376,173
OTHER ASSETS AND LIABILITIES, NET                                         (3.87)                                       (11,630,546)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   300,745,627
                                                                         ------                                    ---------------

@ AT THE CLOSE OF BUSINESS ON JULY 16, 2010, THE NET ASSETS OF THE FUND WERE ACQUIRED BY WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND AND SHAREHOLDERS OF THE FUND BECAME SHAREHOLDERS OF WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(i)  ILLIQUID SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE COMPANY GROWTH FUND@

(l)  INVESTMENT IN AN AFFILATE.

+    NON-INCOME EARNING SECURITIES.

+/-  VARIABLE RATE INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $343,617,306 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $ 34,742,008
     GROSS UNREALIZED DEPRECIATION    (65,983,141)
                                     ------------
     NET UNREALIZED DEPRECIATION     $(31,241,133)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY GROWTH FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.09%
            NA   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                              $   249,149,888
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $238,651,341)                                                  249,149,888
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $238,651,341)*                                                     100.09%                                       249,149,888
OTHER ASSETS AND LIABILITIES, NET                                         (0.09)                                          (214,911)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $   248,934,977
                                                                         ------                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $249,747,307 AND NET UNREALIZED (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $       0
     GROSS UNREALIZED DEPRECIATION    (597,419)
                                     ---------
     NET UNREALIZED DEPRECIATION     $(597,419)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY VALUE FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 101.63%
             NA   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                              $    84,203,603
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $68,208,909)                                                    84,203,603
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $68,208,909)*                                                      101.63%                                        84,203,603
OTHER ASSETS AND LIABILITIES, NET                                         (1.63)                                        (1,347,335)
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $    82,856,268
                                                                         ------                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $84,412,569 AND NET UNREALIZED (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $       0
     GROSS UNREALIZED DEPRECIATION    (208,966)
                                     ---------
     NET UNREALIZED DEPRECIATION     $(208,966)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITIES VALUATION

The Funds, except for Equity Income Fund, Large Cap Appreciation Fund and Large Company Growth Fund, seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios' annual and semi annual reports.

Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily.

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management"), and is sub-


                                    1 | Page

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

                               Restructured
                              SIVs ($Value)   % of Net Assets
                              -------------   ---------------
Equity Income Fund              $  157,609          0.15
Large Cap Appreciation Fund     $  302,436          1.07
Large Company Growth Fund       $1,811,768          0.60

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.


                                    2 | Page

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, all of the investments of each Fund were in affiliated Master Portfolios which were carried at fair value and designated as Level 2 inputs except for Equity Income Fund, Large Cap Appreciation Fund and Large Company Growth Fund. The following is a summary of the inputs used as of June 30, 1010 in valuing their investments in securities:

                                              SIGNIFICANT
                                                 OTHER       SIGNIFICANT
                                              OBSERVABLE    UNOBSERVABLE
                              QUOTED PRICES     INPUTS         INPUTS
INVESTMENTS IN SECURITIES       (LEVEL 1)      (LEVEL 2)      (LEVEL 3)        TOTAL
---------------------------   -------------   -----------   ------------   ------------
EQUITY INCOME FUND
  EQUITY SECURITIES
     COMMON STOCK              $106,265,241    $        0   $        0     $106,265,241
  CORPORATE BONDS AND NOTES               0             0      157,609          157,609
  INVESTMENT COMPANIES              705,456       172,391            0          877,847
                               ------------    ----------   ----------     ------------
                               $106,970,697    $  172,391   $  157,609     $107,300,697
                               ------------    ----------   ----------     ------------
LARGE CAP APPRECIATION FUND
  EQUITY SECURITIES
     COMMON STOCK              $ 28,185,498    $        0   $        0     $ 28,185,498
  CORPORATE BONDS AND NOTES               0             0      302,436          302,436
  INVESTMENT COMPANIES               64,892     1,659,814            0        1,724,706
                               ------------    ----------   ----------     ------------
                               $ 28,250,390    $1,659,814   $  302,436     $ 30,212,640
                               ------------    ----------   ----------     ------------
LARGE COMPANY GROWTH FUND
  EQUITY SECURITIES
     COMMON STOCK              $296,664,425    $        0   $        0     $296,664,425
  CORPORATE BONDS AND NOTES               0             0    1,811,768        1,811,768
  INVESTMENT COMPANIES            4,557,998     9,341,982            0       13,899,980
                               ------------    ----------   ----------     ------------
                               $301,222,423    $9,341,982   $1,811,768     $312,376,173
                               ------------    ----------   ----------     ------------

The following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:


                                    3 | Page

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

                                                    Equity      Large Cap        Large
                                                    Income    Appreciation   Company Growth
                                                     Fund         Fund           Fund
                                                   --------   ------------   --------------
BALANCE AS OF SEPTEMBER 30, 2009                   $      0     $      0       $        0
CORPORATE BONDS AND NOTES
   Realized gain (loss)                                   0            0                0
   Change in unrealized gain or losses                    0            0                0
   Net purchases (sales)                                  0            0                0
   Net transfer in (out) of Level 3                $157,609     $302,436       $1,811,768
BALANCE AS OF JUNE 30, 2010                        $157,609     $302,436       $1,811,768
Change in unrealized gains or losses included in
   earnings relating to securities still held at
   June 30, 2010                                   $      0     $      0       $        0


                                    4 | Page

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                                                                         VALUE
---------------   ----------------------------------------------------------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.90%
             NA   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                            $ 1,536,202,303
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,667,610,103)                                              1,536,202,303
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,667,610,103)*                                                    99.90%                                     1,536,202,303
OTHER ASSETS AND LIABILITIES, NET                                          0.10                                          1,577,096
                                                                         ------                                    ---------------
TOTAL NET ASSETS                                                         100.00%                                   $ 1,537,779,399
                                                                         ------                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,705,947,838 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $           0
     GROSS UNREALIZED DEPRECIATION    (169,745,535)
                                     -------------
     NET UNREALIZED DEPRECIATION      (169,745,535)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report

SECURITIES VALUATION

Investments in the Master Portfolio are valued daily based on the Fund's proportionate share of the Master Portfolio's net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, all of the investments of the Fund were in an Affiliated Master Portfolio which were carried at fair value and designated as Level 2 inputs.


                                    1 | Page

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

Date: August 25, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Kasey L. Phillips

                                            Kasey L. Phillips
                                            Treasurer

Date: August 25, 2010